As filed with the Securities and Exchange Commission on June 11, 2018

Registration Nos.

U.S. SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

[   ] Pre-Effective Amendment No. 5

[   ] Post-Effective Amendment No. ___

(Check appropriate Box or Boxes)

SCM TRUST

(Exact Name of Registrant as Specified in Charter)

1050 17th Street Suite 1710, Denver, CO 80265

(Address of Principal Executive Offices)

(800) 955-9988

(Registrant’s Telephone Number, including Area Code)

Name and Address of Agent for Service:	with a copy to:

Gregory Pusch, CCO	Peter H. Schwartz, Esq.
SCM Trust	Davis Graham & Stubbs LLP
1050 17th Street Suite 1710	1550 17th Street, Suite 500
Denver, CO 80265	Denver, CO 80202

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.

Title of Securities Being Registered: Shares of beneficial interest

It is proposed that this filing shall become effective on such date as the Securities and Exchange Commission, acting pursuant to Section 8(a), may determine.

An indefinite amount of the Registrant’s securities has been registered under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. In reliance upon such Rule, no filing fee is being paid at this time.

Shelton Funds

European Growth and Income Fund

1050 17th Street, Suite 1710

Denver, CO 80265

June __, 2018

Dear Shareholder:

A Special Meeting of Shareholders of the European Growth and Income Fund, a series of Shelton Funds has been scheduled for June 15, 2018 (the “Special Meeting”) to vote on the proposal to reorganize (the “Reorganization”) of the European Growth and Income Fund into Shelton International Select Equity Fund (the “International Select Equity Fund”), a series of SCM Trust.

The Reorganization is expected to take effect on our about July 27, 2018.

The investment objectives of the European Growth and Income Fund and the International Select Equity Fund are similar. Both seek to provide long-term capital appreciation, the European Growth and Income Fund also seeks to provide income. Under normal market conditions the European Growth and Income Fund is limited to investing at least 80% of its total assets (which includes the amount of any borrowings for investment purposes) in large European companies, whereas the Shelton International Select Equity Fund under normal market conditions invests at least 80% of the Fund’s net assets (plus borrowings for investment purposes) in non-U.S. companies worldwide.

For the reasons discussed below and in the attached Combined Proxy Statement/Prospectus, and based on the recommendations of Shelton, the Board of Trustees of the European Growth and Income Fund (the “Board”) has determined that the Reorganization is in the best interests of the European Growth and Income Fund and its shareholders, and that the interests of the shareholders of the European Growth and Income Fund will not be diluted as a result of the Reorganization. As a result, the Board—including the trustees who are not “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940, as amended—has approved the Reorganization and directed that the Reorganization be submitted to the European Growth and Income Fund’s shareholders for approval.

The Board recommends that shareholders vote “FOR” the Reorganization.

If the Reorganization is approved by the European Growth and Income Fund’s shareholders, each shareholder of the European Growth and Income Fund will receive shares of the Shelton International Select Equity Fund, with no dilution in the dollar amount of his or her investment. Shareholders of the Class K and Direct Class shares of the European Growth and Income Fund will receive the same number of full and fractional shares of, respectively, the Investor Class and Institutional Class shares of the Shelton International Select Equity Fund, as they originally held in the European Growth and Income Fund. The European Growth and Income Fund would then be dissolved. The Reorganization is not expected result in the recognition of taxable gain or loss for federal income tax purposes for the European Growth and Income Fund or its shareholders. The attached Combined Proxy Statement/Prospectus is designed to give you more information about the proposals.

If you have any questions regarding the proposals to be voted on, please do not hesitate to call (800) 290-6433.

If you are a shareholder of record of the European Growth and Income Fund as of the close of business on May 1, 2018, the record date for the Special Meeting, you are entitled to vote at the Special Meeting and at any adjournment or postponement thereof. While you are welcome to join us at the Special Meeting, most shareholders will cast their votes by completing and signing the enclosed Proxy Card.

Whether or not you are planning to attend the Special Meeting, we need your vote. Please mark, sign and date the enclosed Proxy Card and promptly return it so that the maximum number of shares may be voted. In the alternative, please call the toll-free number on your Proxy Card to vote by telephone. You should use the enclosed instructions to vote by telephone. You can also vote on the Internet at the website address listed on your Proxy Card. You may revoke your proxy before it is exercised at the Special Meeting, either by writing to Shelton Funds at the address noted in the Combined Proxy Statement/Prospectus or in person at the time of the Special Meeting. A prior proxy vote can also be revoked by voting the proxy again at the Special Meeting, through the toll-free number or the Internet address listed in the enclosed voting instructions.

Thank you for taking the time to consider these important proposals.

Sincerely,

/s/ Stephen C. Rogers
Chairman of Shelton Funds

Shelton Funds

European Growth and Income Fund

1050 17th Street, Suite 1710

Denver, CO 80265

NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
TO BE HELD ON JULY 25, 2018

NOTICE IS HEREBY GIVEN that a SPECIAL MEETING OF SHAREHOLDERS (the “Special Meeting”) of the European Growth and Income Fund will be held on July 25, 2018 at 10:00 a.m., Eastern Time, at the offices of Shelton Capital Management, the European Growth and Income Fund’s administrator, at 1050 17thf Street, Suite 1710, Denver, CO 80265. At the Special Meeting, you and the other shareholders of the European Growth and Income Fund will be asked to consider and vote upon two proposals.

Proposal 1. Approval of Agreement and Plan of Reorganization:

By voting in favor of Proposal 1, shareholders are being asked to approve an Agreement and Plan of Reorganization providing for the transfer of all of the assets of the European Growth and Income Fund to, and the assumption of all of the liabilities of the European Growth and Income Fund by, Shelton Funds Trust, which shall assign such assets and liabilities to the Shelton International Select Equity Fund, an existing series of SCM Trust (the “International Select Equity Fund”), in exchange for shares of the International Select Equity Fund to be distributed pro rata by the European Growth and Income Fund to its shareholders upon the fund’s liquidation (the “Reorganization”). The European Growth and Income Fund has two classes of shares: Class K and Direct Class. Class K shareholders of the European Growth and Income Fund will receive Investor Class shares of the International Select Equity Fund. Direct Class shareholders of the European Growth and Income Fund will receive Institutional Class shares of the International Select Equity Fund.

Proposal 2. To consider and transact such other business as may properly come before the Meeting and any adjournments, postponements or delays thereof, including obtaining votes necessary for a quorum.

By voting in favor of Proposal 2, shareholders are being asked to grant authority for the consideration of other business, and specifically to allow the adjournment of the meeting in the event sufficient votes are not received to constitute a quorum. In the event sufficient votes are not received to attain a quorum, it is anticipated that the meeting will be adjourned until such time as a quorum is attained. Adjournment of the meeting will only take place under circumstances that are consistent with applicable law.

Only shareholders of record at the close of business on May 1, 2018 will be entitled to notice of, and to vote at, the Special Meeting or any adjournments or postponements thereof.

YOUR VOTE IS IMPORTANT. PLEASE RETURN YOUR PROXY CARD PROMPTLY OR VOTE YOUR PROXY ON THE INTERNET OR BY TELEPHONE USING THE WEBSITE ADDRESS OR TOLL-FREE TELEPHONE NUMBER FOUND ON YOUR PROXY CARD.

THE BOARD OF TRUSTEES OF THE EUROPEAN GROWTH AND INCOME FUND RECOMMENDS THAT YOU VOTE “FOR” THE PROPOSALS.

As a shareholder, you are asked to attend the Special Meeting either in person or by proxy. If you are unable to attend the Special Meeting in person, we urge you to authorize proxies to cast your vote, commonly referred to as “proxy voting.” Whether or not you expect to attend the Special Meeting, please submit your vote by toll-free telephone or through the Internet according to the enclosed voting instructions. You may also vote by completing, dating and signing your Proxy Card and mailing it in the enclosed postage prepaid envelope. Your prompt voting by proxy will help ensure a quorum at the Special Meeting. Voting by proxy will not prevent you from voting your shares in person at the Special Meeting. You may revoke your proxy before it is exercised at the Special Meeting, either by writing to the Secretary of the Shelton Funds at the address noted in the Combined Proxy Statement/Prospectus or in person at the time of the Special Meeting. A prior proxy can also be revoked by voting your proxy again through the toll-free number or Internet website address listed in the enclosed voting instructions.

By Order of the Board of Trustees of Shelton Funds

/s/ Stephen C. Rogers
Chairman of Shelton Funds

Shelton Funds

European Growth and Income Fund

1050 17th Street, Suite 1710

Denver, CO 80265

QUESTIONS AND ANSWERS

YOUR VOTE IS VERY IMPORTANT!

Dated: June__, 2018

Question: What is this document and why did you send it to me?

Answer: At a meeting of the Board of Trustees (the “Board”) of Shelton Funds (the “Trust”) held on February 8, 2018, the Board—including the trustees who are not “interested persons” (the “Independent Trustees”) within the meaning of Section 2 (a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”)—approved, upon the recommendation of its investment adviser, Shelton Capital Management (“Shelton”), a plan to reorganize the European Growth and Income Fund into an existing series, the Shelton International Select Equity Fund (the “International Select Equity Fund”), of SCM Trust, which also is advised by Shelton Capital Management. Additionally, The Trustees of SCM Trust are the same individuals who are the Trustees of Shelton Funds. The Reorganization of the European Growth and Income Fund into the International Select Equity Fund is referred to herein as the “Reorganization.”

In approving the Reorganization, the Board determined that the Reorganization is in the best interests of the European Growth and Income Fund’s shareholders, and the Board directed that the Reorganization be submitted to the European Growth and Income Fund’s shareholders for approval.

This document provides you with information on the Reorganization and how to vote. If the European Growth and Income Fund’s shareholders approve the Reorganization, each shareholder of the European Growth and Income Fund will receive shares of the International Select Equity Fund with no dilution in the dollar amount of his or her investment.

The table below summarizes the share classes of the European Growth and Income Fund and International Select Equity Fund involved in the Reorganization, and the approximate date the Reorganization will take effect.

European Growth and Income Fund	International Select Equity Fund	Reorganization will take effect on or about
European Growth and Income Fund – Class K	International Select Equity Fund – Investor Class	July 27, 2018
European Growth and Income Fund – Direct Class	International Select Equity Fund – Institutional Class	July 27, 2018

The Board recommends that you for “FOR” the Reorganization.

For more information regarding the factors considered by the Board in coming to these conclusions, please review “Reasons for the Reorganization” in the attached Combined Proxy Statement/Prospectus.

Shareholder approval is needed to proceed with the Reorganization and a special shareholder meeting will be held on July 25, 2018 (the “Special Meeting”) to consider the proposals. We are sending this document to you for your use in deciding whether to vote in favor of the Reorganization at the Special Meeting. This document includes a Notice of Special Meeting of Shareholders, the Combined Proxy Statement/Prospectus, and a Proxy Card.

Question: Why is the Reorganization being proposed?

Answer: At a meeting held on February 8, 2018, the Board, including the Board’s Independent Trustees, considered and approved a proposal by Shelton Capital Management to reorganize the European Growth and Income Fund into the International Select Equity Fund. The relatively smaller size of the European Growth and Income Fund means that its expenses are relatively higher than those of the Shelton International Select Equity Fund. Therefore, following the Reorganization, shareholders will have the benefit of lower overall costs. Furthermore, to the extent shareholders invest in the European Growth and Income Fund to seek long term capital appreciation diversified outside the United States, becoming shareholders in the International Select Equity Fund offers the same investment objective, implemented by the same portfolio management team using a very similar portfolio management approach across a much greater investible universe of companies, namely companies anywhere outside the United States including Europe. Finally, the Board determined that the future prospects of material increases in the size of the European Growth and Income Fund are very limited given its more narrow focus, and therefore the opportunity for it to achieve significant scale and lower its expenses also is very limited, to the detriment of the existing shareholders.

The Board unanimously approved the terms of the Reorganization and approved the agreement and plan of reorganization. The Board, including the Board’s Independent Trustees also directed that the Reorganization and the agreement and plan of reorganization be submitted to the European Growth and Income Fund’s shareholders for approval. Therefore, the Board is soliciting the approval of the European Growth and Income Fund’s shareholders. It is anticipated that the Reorganization would occur as soon as practicable after the Reorganization is approved by the European Growth and Income Fund’s shareholders.

Question: Who is Shelton?

Shelton Capital Management, or Shelton, is the current investment adviser to both the European Growth and Income Fund and the International Select Equity Fund. Further, the same portfolio management team manages both funds. Shelton is also the investment adviser and administrator for 14 other mutual funds in Shelton Funds and SCM Trust. The International Select Equity Fund is a series of SCM Trust.

As of January 26, 2018 Shelton managed 16 mutual funds and separate accounts with over $2.07 billion in aggregate assets. Shelton operates offices located in Denver, Greenwich, CT and San Francisco. More information about Shelton is available at www.Sheltoncap.com.

Question: Why did the Board approve the Reorganization?

After considering potential courses of action with respect to future management of the European Growth and Income Fund and the Trust, the Board, including the Board’s Independent Trustees, determined that the Reorganization was in the best interests of the European Growth and Income Fund and its shareholders based upon the following factors, among others, with no single factor being controlling on dispositive:

Investment Objectives, Principal Investment Strategies and Principal Risks. The investment objectives of the European Growth and Income Fund and the International Select Equity Fund are similar. Both seek to provide long-term capital appreciation, although the European Growth and Income Fund also seeks to provide income and is limited to investing in large European companies, whereas the International Select Equity Fund may invest in companies of any size anywhere outside the United States.

The principal investment strategies and principal risks of the Funds are different in that the European Growth and Income Fund generally limits the geographic scope of its investments to Europe, whereas the International Select Equity Fund generally invests in issuers located anywhere outside the United States (including Europe). This different geographic scope also means that while the Funds are subject to many of the same investment risks, certain risks are either different or different in their degree for the two Funds. These risks are explained in the Comparison of Investment Objectives, Strategies and Policies section of the Combined Proxy Statement and Prospectus.

To the extent shareholders invest in the European Growth and Income Fund to seek long term capital appreciation diversified outside the United States, becoming shareholders in the International Select Equity Fund offers the same investment objective, implemented by the same portfolio management team using a very similar portfolio management approach across a much greater investible universe of companies, namely companies anywhere outside the United States including Europe.

Portfolio Management. The portfolio managers for the European Growth and Income Fund also are the portfolio managers of the International Select Equity Fund responsible for the day-to-day portfolio management activities of both Funds, which promotes continuity of asset management and investment expectations for European Growth and Income Fund’s shareholders.

Investment Advisory Fees and Operating Expenses. The total annual operating expenses (i.e., the total fund operating expenses after expense reimbursement) of each share class of the International Select Equity Fund immediately after the Reorganization is expected to be lower than the corresponding share class of the European Growth and Income Fund immediately before the Reorganization. Specifically:

• the total annual operating expenses of the Investor Class shares of the International Select Equity Fund are expected to be 1.24%, compared to total annual operating expenses of the Class K shares of the European Growth and Income Fund which are 1.50%;

• the total annual operating expenses of the Institutional Class shares of the International Select Equity Fund are expected to be 0.99%, compared to as total annual operating expenses of the Direct Class shares of the European Growth and Income Fund which are 1.00%.

Expected Tax-Deferred Conversion of the European Growth and Income Fund’s Shares. The Board also considered the expected tax-deferred nature of the Reorganization. If you were to redeem your investment in the European Growth and Income Fund and invest the proceeds in another mutual fund or other investment product, you generally would recognize a gain or loss for U.S. federal income tax purposes upon your redemption of the shares. By contrast, upon completion of the Reorganization, it is expected that for U.S. federal income tax purposes: (1) you will not recognize a taxable gain or loss on the transfer of your investment to the International Select Equity Fund; (2) you will have the same tax basis in your International Select Equity Fund shares as you had in your European Growth and Income Fund shares; and (3) assuming that you hold your European Growth and Income Fund shares as a capital asset, the holding period for your International Select Equity Fund shares will include the holding period for your European Growth and Income Fund shares. As a shareholder of a mutual fund, you will continue to have the right to redeem any or all of your International Select Equity Fund shares at net asset value at any time. At that time, you generally would recognize a gain or loss for U.S. federal income tax purposes.

Prospective Economies of Scale. The Board determined that the future prospects of material increases in the size of the European Growth and Income Fund are very limited given its more narrow focus, and therefore the opportunity for it to achieve significant scale and lower its expenses also is very limited, to the detriment of the existing shareholder. As part of a larger fund with greater marker appeal, shareholders could benefit not only from immediate economies of scale, but from any future asset growth of the International Select Equity Fund.

Question: What happens if the Reorganization is not approved?

Answer: If the Reorganization is not approved, the Board will consider other options for the future management and organization of the European Growth and Income Fund. These options may include a continuation of the Fund or the closure and liquidation of the Fund given its size and other factors, such as market conditions. As noted above, the Board considered several factors with respect to future management of the Fund, and determined that the Reorganization is in the best interests of the Fund’s shareholders in comparison to alternative potential courses of action, including a continuation of the Fund.

Question: What is the anticipated timing of the Reorganization?

Answer: The Special Meeting is scheduled to occur on July 25, 2018. If all necessary approvals are obtained, the proposed Reorganization will likely take place on or about July 27, 2018.

Question: Are there any significant differences between the investment objectives and policies of the European Growth and Income Fund and the International Select Equity Fund?

Answer: The investment objectives of the European Growth and Income Fund and the International Select Equity Fund are similar. Both seek to provide long-term capital appreciation, although the European Growth and Income Fund also seeks to provide income and is limited to investing in large European companies, whereas the International Select Equity Fund may invest in companies of any size anywhere outside the United States.

Question: What changes are anticipated in the current investments held by the European Growth and Income Fund after the Reorganization in comparison to the combined Fund?

Answer: Given the similarity of the investment objectives and the continuity of the portfolio management team and its approach to investing, there are no material changes expected in these investments due to the reorganization, given that European securities are an expected sub-component of the International Select Equity Fund's investible universe. As of May 29, 2018 the European Growth and Income Fund invested approximately 98% of its portfolio in European securities, and immediately following the expected date of the Reorganization the International Select Equity Fund is currently expected to invest approximately 89% of its portfolio in European securities. Changes in portfolio holdings may occur in the ordinary course of investment decision-making as the newly combined Fund invests and seeks to fulfill its investment objective in the context of market movements, an individual company's performance, and all the other factors described in this prospectus/proxy statement.

Question: How will the proposed Reorganization affect fees and expenses?

Answer: The total annual operating expenses (i.e., the total fund operating expenses after expense reimbursement) of each share class of the International Select Equity Fund immediately after the Reorganization is expected to be lower than the corresponding share class of the European Growth and Income Fund immediately before the Reorganization. Specifically:

•	the total annual operating expenses of the Investor Class shares of the International Select Equity Fund are expected to be 1.24%, compared to total annual operating expenses of the Class K shares of the European Growth and Income Fund which are 1.50%; and
•	the total annual operating expenses of the Institutional Class shares of the International Select Equity Fund are expected to be 0.99%, compared to total annual operating expenses of the Direct Class shares of the European Growth and Income Fund which are 1.00%.

Shelton Capital Management has contractually agreed to waive a portion or all of its management fees and pay certain expenses to the extent necessary to ensure that the International Select Equity Fund’s total operating expenses (excluding acquired fund fees and expenses, interest, taxes, any class-specific expenses such as Rule 12b-1 distribution fees, shareholder servicing fees, transfer agency fees, dividend and interest and securities sold short, brokerage commissions, certain compliance expenses, and extraordinary expenses) does not exceed 1.24% and 0.99% of the Investor and Institutional class shares, respectively, (on an annual basis) of average daily net assets of the Fund’s shares (the “Expense Reimbursement”). The Expense Reimbursement will remain in effect until at least July 29, 2018, and may be terminated before that date only by the Board of Trustees of SCM Trust. Shelton Capital Management may recover any previously waived fees and paid expenses from the Fund for three (3) years from the date they were waived or paid. Shelton Capital Management’s ability to recover any previously waived fees and paid expenses is subject to the Expense Reimbursement as in effect at the time such fees were waived or expenses were paid. A recapture, if it is implemented, will have the effect of increasing the total fund operating expenses paid by shareholders for the period in which it is paid.

With respect to particular fees:

•	The International Select Equity Fund has a lower management fee (0.74%) compared to the European Growth and Income Fund (0.85%).
•	The Class K shares of the European Growth and Income Fund assesses a 0.25% 12b-1 fee. The Investor Class of the International Select Equity Fund also charge a 0.25% 12b-1 fee. Neither the Direct Class shares of the European Growth and Income Fund nor the Institutional Class shares of the International Select Equity Fund impose a 12b-1 fee.
•	Neither the European Growth and Income Fund nor the International Select Equity Fund assess sales charges upon purchase, exchange fees or deferred sales charges.

Question: Will I be charged a sales charge or contingent deferred sales charge as a result of the Reorganization

No. If the Reorganization is approved and effected, shareholders of the European Growth and Income Fund will receive shares of the International Select Equity Fund without the imposition of any sales charges or contingent deferred sales charges.

Question: Will there be changes in the management and operation of the European Growth and Income Fund?

Answer: The International Select Equity Fund is a series of SCM Trust, and the Trustees of SCM Trust are the same individuals who are the Trustees of Shelton Funds, and therefore of the European Growth and Income Fund.

Shelton Capital Management is the current investment adviser to both the European Growth and Income Fund and the International Select Equity Fund. Further, the same portfolio management team manages both funds using a very similar investment management approach. Shelton is also the investment adviser and administrator for 14 other mutual funds in Shelton Funds and SCM Trust.

The International Select Equity Fund uses the same service providers as the European Growth and Income Fund.

Question: How will the Reorganization work?

Answer: Pursuant to the Agreement and Plan of Reorganization (the “Plan”) (attached as Appendix A to the Combined Proxy Statement/Prospectus), the European Growth and Income Fund will transfer all of its assets and liabilities to SCM Trust, which shall assign all such assets and liabilities to the International Select Equity Fund, in exchange for shares of the International Select Equity Fund. The European Growth and Income Fund will then distribute the shares it receives to its shareholders upon its liquidation. As a result, shareholders of the European Growth and Income Fund will become shareholders of the International Select Equity Fund, with no dilution in the dollar amount of any shareholder’s investment. The International Select Equity Fund has two classes of shares: Investor Class and Institutional Class. Class K shareholders of the European Growth and Income Fund will receive Investor Class shares of the International Select Equity Fund. Direct Class shareholders of the European Growth and Income Fund will receive Institutional Class shares of the International Select Equity Fund. The shares of the European Growth and Income Fund will be cancelled following the Reorganization.

If the Plan is carried out as proposed, we expect that the Reorganization will not result in the recognition of taxable gain or loss for the European Growth and Income Fund or its shareholders for federal income tax purposes. Please refer to the Combined Proxy Statement/Prospectus for a detailed explanation of the proposals.

Shareholders of the European Growth and Income Fund will receive shares of the International Select Equity Fund based upon the European Growth and Income Fund’s and International Select Equity Fund’s respective net asset values as of the close of the New York Stock Exchange (typically 4:00 pm Eastern Time) on the date the Reorganization is affected. The Reorganization will not change the dollar value of your investment at the time that the Reorganization is affected.

Question: Why do I need to vote?

Answer: Your vote is needed to ensure that the proposals can be acted upon at the Special Meeting. Your immediate response, even if you are a small investor, on the enclosed Proxy Card will help prevent the need for any further solicitations for a shareholder vote. We encourage all shareholders to participate.

Question: How does the Board suggest that I vote?

Answer: After careful consideration and upon recommendation of Shelton, the Board recommends that you vote “FOR” the Reorganization and Proposal 2 with respect consideration and transaction of such other business as may properly come before the Meeting and any adjournments, postponements or delays thereof, including obtaining votes necessary for a quorum.

Question: Who is paying for expenses related to the Special Meeting and the Reorganization?

Answer: The estimated cost for the Reorganization is $45,000 and will be allocated between the European Growth and Income Fund and the International Select Equity Fund based on their relative net assets. Assuming the Reorganization is completed, the costs effectively will therefore be borne by the combined International Select Equity Fund to the extent they are paid after completion of the Reorganization.

Question: How do I cast my vote?

Answer: You may vote on the Internet at the website provided on your Proxy Card or you may vote by telephone using the toll free number found on your Proxy Card. You may also use the enclosed postage-paid envelope to mail your Proxy Card. Please follow the enclosed instructions to use these methods of voting. You also may vote in person at the Special Meeting.

Question: Whom do I call if I have questions?

Answer: We will be happy to answer your questions about the proxy solicitation. Please call (877) 478-5042.

COMBINED PROXY STATEMENT AND PROSPECTUS

June __, 2018

FOR THE REORGANIZATION OF

European Growth and Income Fund,

Series of the Shelton Funds

1050 17th Street, Suite 1710

Denver, CO 80265

(800) 955-9988

INTO

Shelton International Select Equity Fund,

Series of SCM Trust

1050 17th Street, Suite 1710

Denver, CO 90265
(800) 955-9988

This Combined Proxy Statement and Prospectus (the “Proxy Statement/Prospectus”) is being sent to you in connection with the solicitation of proxies by the Board of Trustees of Shelton Funds for use at a Special Meeting of Shareholders (the “Special Meeting”) of the European Growth and Income Fund, at the offices of Shelton Capital Management, the European Growth and Income Fund’s administrator, located at 1050 17th Street, Suite 1710, Denver, CO 80265 on July 25, 2018 at 10:00 a.m. Eastern Time. At the Special Meeting, shareholders of the European Growth and Income Fund will be asked to consider and vote upon two proposals:

Proposal 1. Approval of Agreement and Plan of Reorganization:

By voting in favor of Proposal 1, shareholders are being asked to approve an Agreement and Plan of Reorganization providing for the transfer of all of the assets of the European Growth and Income Fund to, and the assumption of all of the liabilities of the European Growth and Income Fund by, SCM Trust, which shall assign such assets and liabilities to the Shelton International Select Equity Fund, an existing series of SCM Trust (the “International Select Equity Fund”), in exchange for shares of the International Select Equity Fund to be distributed pro rata by the European Growth and Income Fund to its shareholders upon the fund’s liquidation (the “Reorganization”). The European Growth and Income Fund has two classes of shares: Class K and Direct Class. Class K shareholders of the European Growth and Income Fund will receive Investor Class shares of the International Select Equity Fund. Direct Class shareholders of the European Growth and Income Fund will receive Institutional Class shares of the International Select Equity Fund.

Proposal 2. To consider and transact such other business as may properly come before the Meeting and any adjournments, postponements or delays thereof, including obtaining votes necessary for a quorum.

By voting in favor of Proposal 2, shareholders are being asked to grant authority for the consideration of other business, and specifically to allow the adjournment of the meeting in the event sufficient votes are not received to constitute a quorum. In the event sufficient votes are not received to attain a quorum, it is anticipated that the meeting will be adjourned until such time as a quorum is attained. Adjournment of the meeting will only take place under circumstances that are consistent with applicable law.

The table below summarizes the share classes of the European Growth and Income Fund and the International Select Equity Fund involved in the Reorganization, and the approximate date the Reorganization will take effect.

European Growth and Income Fund	International Select Equity Fund	Reorganization will take effect on or about
European Growth and Income Fund – Class K	International Select Equity Fund – Investor Class	July 27, 2018
European Growth and Income Fund – Direct Class	International Select Equity Fund – Institutional Class	July 27, 2018

Shareholders of the European Growth and Income Fund at the close of business on May 1, 2018 (the “Record Date”) will be entitled to be present and vote at the Special Meeting. Shareholders who execute proxies may revoke them at any time before they are voted, either by writing to Shelton Funds, in person at the time of the Special Meeting, or by voting the proxy again through the toll-free number or through the Internet address listed in the enclosed voting instructions. Information on how to obtain directions to be able to attend the meeting and vote in person can be requested by calling (877) 478-5042.

The European Growth and Income Fund is a series of Shelton Funds, an open-end management investment company that is registered with the Securities and Exchange Commission (the “SEC”) and organized as a Delaware statutory trust. The International Select Equity Fund is a series of SCM Trust, an open-end management investment company that is registered with the SEC and organized as a Massachusetts business trust.

This Proxy Statement/Prospectus incorporates by reference the following documents, which contain information about the European Growth and Income Fund and the International Select Equity Fund:

(1)	The Prospectus dated July 31, 2017 of Shelton International Select Equity Fund (Accession No. 0001398344-17-009834).

(2)	The Statement of Additional Information dated July 31, 2017 of SCM Trust for Shelton International Select Equity Fund (Accession No. 0001398344-17-009616).

(3)	The Shareholder Annual Report of SCM Trust for Shelton International Select Fund dated December 31, 2017 (Accession No. 0001398344-18-003843).

(4)	The Shareholder Semi-Annual Report for Shelton Funds in respect of the European Growth and Income Fund, dated February 28, 2018 (Accession No. 0001398344-18-006179).

Copies of these documents are available upon request and without charge by writing to the SCM Trust through the internet at www.Sheltoncap.com or by calling (800) 955-9988. In addition, a current prospectus for the International Select Equity Fund accompanies this Proxy Statement/Prospectus.

This Proxy Statement/Prospectus includes as Appendix A the form of Agreement and Plan of Reorganization (the “Plan”).

The European Growth and Income Fund expects that this Proxy Statement/Prospectus will be mailed to shareholders on or about June __, 2018.

This Proxy Statement/Prospectus sets forth the basic information you should know before voting on the proposal(s) and investing in the International Select Equity Fund. You should read it and keep it for future reference. A Statement of Additional Information dated June__, 2018, relating to this Proxy Statement/Prospectus, contains more information about the Reorganization and the International Select Equity Fund and is incorporated herein by reference. The Statement of Additional Information has been filed with the SEC and is available upon request without charge by writing to the Shelton Funds or by calling toll free (800) 955-9988.

THE U.S. SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROXY STATEMENT/PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

The shares offered by this Proxy Statement/Prospectus are not deposits or obligations of any bank, and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. An investment in the International Select Equity Fund involves investment risk, including the possible loss of principal.

Important Notice Regarding Internet Availability of Proxy Materials for the Shareholder Meeting to be held on July 25, 2018

The Notice of Shareholder Meeting, this Proxy Statement/Prospectus and the Proxy Card are available at

proxyonline.com/docs/sheltoninternational.pdf

The European Growth and Income Fund’s annual and semi-annual reports are available by calling (800) 955-9988.

TABLE OF CONTENTS

Page
OVERVIEW
The Reorganization
The Funds
Comparison of Fees and Expenses
Pro Forma Capitalization
Portfolio Turnover
Comparison of Investment Objectives, Strategies and Policies
Comparison of Performance
Comparison of Key Features of the Funds
COMPARISON OF PRINCIPAL INVESTMENT RISKS
Portfolio Holdings Disclosure
INFORMATION ABOUT THE REORGANIZATION
Summary of the Proposed Reorganization
Description of the International Select Equity Fund’s Shares
Shelton Funds Board Consideration of the Reorganization
International Select Equity Fund’s Investment Advisory Agreement
Federal Income Tax Consequences
Comparison of Shareholder Rights
ADDITIONAL COMPARISONS OF THE EUROPEAN GROWTH AND INCOME FUND AND INTERNATIONAL SELECT EQUITY FUND
Investment Restrictions
Boards of Trustees
Investment Management
Service Providers
Distribution and Shareholder Services Plans
Pricing of Funds and Purchase, Exchange and Redemption Procedures
Dividends, Distributions and Taxes
VOTING INFORMATION
Required Vote
Effect of Abstentions and Broker Non-Votes
Shareholder Objections
Shareholder Proposals
Shareholder Communications with the Board
Adjournment and Postponements
Revocation of Proxy
Shareholders Entitled to Vote
Method and Cost of Solicitation
Security Ownership of Certain Beneficial Owners and Management
FURTHER INFORMATION ABOUT THE EUROPEAN GROWTH AND INCOME FUND AND THE INTERNATIONAL SELECT EQUITY FUND
Other Business
Delivery of Proxy Statement
Experts
APPENDIX A – Form of Agreement and Plan of Reorganization

OVERVIEW

This Overview is a summary of certain information contained elsewhere in this Proxy Statement/Prospectus or incorporated by reference into this Proxy Statement/Prospectus. Shareholders should read this entire Proxy Statement/Prospectus carefully. The Overview is qualified in its entirety by reference to the Prospectuses and Statements of Additional Information for the European Growth and Income Fund and International Select Equity Fund. For more complete information, please read the Prospectuses and Statements of Additional Information for the European Growth and Income Fund and International Select Equity Fund.

The Reorganization

Pursuant to the Plan, the European Growth and Income Fund will transfer all of its assets and liabilities to the SCM Trust, which shall assign all such assets and liabilities to the International Select Equity Fund, in exchange solely for shares of the International Select Equity Fund. The European Growth and Income Fund will then distribute the International Select Equity Fund shares that it receives to its shareholders upon its complete liquidation. The result of the Reorganization is that shareholders of the European Growth and Income Fund will become shareholders of the International Select Equity Fund. The International Select Equity Fund has two classes of shares: Investor Class and Institutional Class. Class K shareholders of the European Growth and Income Fund will receive Investor Class shares of the International Select Equity Fund. Direct Class shareholders of the European Growth and Income Fund will receive Institutional Class shares of the International Select Equity Fund. No front-end sales charges or contingent deferred sales charges will be imposed in connection with the Reorganization. The shares of the European Growth and Income Fund will be cancelled following the Reorganization.

If a Reorganization is not approved, the Board will consider other options for the future management and organization of the European Growth and Income Fund.

The Board of Trustees of the European Growth and Income Fund— including the trustees who are not “interested persons” (the “Independent Trustees”) within the meaning of Section 2 (a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”)—has concluded that the Reorganization is in the best interests of the European Growth and Income Fund and its shareholders.

The Board of Trustees of the European Growth and Income Fund recommends that you vote FOR the approval of the Reorganization.

The Reorganization is intended to qualify for federal income tax purposes as a tax-deferred reorganization. Assuming the Reorganization qualifies such, shareholders of the European Growth and Income Fund will not recognize gain or loss in the transaction.

The Funds

The International Select Equity Fund is a separate series of the SCM Trust, an open-end management investment company organized as a Massachusetts business trust. The International Select Equity Fund has two classes of shares: Investor Class and Institutional Class.

The European Growth and Income Fund is a separate series of Shelton Funds, an open-end management investment company organized as a Delaware statutory trust. The European Growth and Income Fund currently offers its shares to the public on a continuous basis. The European Growth and Income Fund offers two classes of shares: Class K and Direct Class.

If the Reorganization is approved, shareholders of the European Growth and Income Fund will receive shares of the International Select Equity Fund. Class K shareholders of the European Growth and Income Fund will receive Investor Class shares of the International Select Equity Fund. Direct Class shareholders of the European Growth and Income Fund will receive Institutional Class shares of the International Select Equity Fund.

The investment objectives of the European Growth and Income Fund and the International Select Equity Fund are similar. Both seek to provide long-term capital appreciation, although the European Growth and Income Fund also seeks to provide income and is limited to investing in large European companies, whereas the Shelton International Select Equity Fund may invest in companies of any size anywhere outside the United States. Both Funds are managed by the same portfolio management team.

Comparison of Fees and Expenses

If the Reorganization is approved by the European Growth and Income Fund’s shareholders, you will pay the fees and expenses of the International Select Equity Fund(s) in which you will be invested. Like all mutual funds, the European Growth and Income Fund and International Select Equity Fund incur certain fees and expenses in its operations and, as a shareholder, you pay these expenses indirectly.

The total annual operating expenses (i.e., the total fund operating expenses after expense reimbursement) of each share class of the International Select Equity Fund immediately after the Reorganization is expected to be lower than the corresponding share class of the European Growth and Income Fund immediately before the Reorganization. Specifically:

•	the total annual operating expenses of the Investor Class shares of the International Select Equity Fund are expected to be 1.24%, compared to total annual operating expenses of the Class K shares of the European Growth and Income Fund which are 1.50%;
•	the total annual operating expenses of the Institutional Class shares of the International Select Equity Fund are expected to be 0.99%, compared to as total annual operating expenses of the Direct Class shares of the European Growth and Income Fund which are 1.00%.

Shelton Capital Management has contractually agreed to waive a portion or all of its management fees and pay certain expenses to the extent necessary to ensure that the International Select Equity Fund’s total operating expenses (excluding acquired fund fees and expenses, interest, taxes, any class-specific expenses such as Rule 12b-1 distribution fees, shareholder servicing fees, transfer agency fees, dividend and interest and securities sold short, brokerage commissions, certain compliance expenses, and extraordinary expenses) does not exceed 1.24% and 0.99% of the Investor and Institutional class shares, respectively, (on an annual basis) of average daily net assets of the Fund’s shares (the “Expense Reimbursement”). The Expense Reimbursement will remain in effect until at least May 1, 2019, and may be terminated before that date only by the Board of Trustees of SCM Trust. Shelton Capital Management may recover any previously waived fees and paid expenses from the Fund for three (3) years from the date they were waived or paid. Shelton Capital Management’s ability to recover any previously waived fees and paid expenses is subject to the Expense Reimbursement as in effect at the time such fees were waived or expenses were paid. A recapture, if it is implemented, will have the effect of increasing the total fund operating expenses paid by shareholders for the period in which it is paid.

With respect to particular fees:

•	The International Select Equity Fund has a lower management fee (0.74%) compared to the European Growth and Income Fund (0.85%).
•	The Class K shares of the European Growth and Income Fund assesses a 0.25% 12b-1 fee. The Investor Class of the International Select Equity Fund also charge a 0.25% 12b-1 fee. Neither the Direct Class shares of the European Growth and Income Fund nor the Institutional Class shares of the International Select Equity Fund impose a 12b-1 fee.
•	Neither the European Growth and Income Fund nor the International Select Equity Fund assess sales charges upon purchase, exchange fees or deferred sales charges.

The following tables compare the fees and expenses of the European Growth and Income Fund for the most recent annual fiscal period ended August 31, 2017, and for the International Select Equity Fund for the most recent fiscal period ended December 31, 2017, with the current estimated fees and expenses for the International Select Equity Fund on a pro forma basis assuming consummation of the Reorganization.

Comparison of Fees and Expenses

	European Growth & Income Fund Class K	International Select Equity Fund Investor Class	International Select Equity Fund Investor Class After Reorganization
Shareholder fees (fees paid directly from your investment)	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.85%	0.74%	0.74%
Distribution and Service (12b-1) Fees	0.25%	0.25%	0.25%
Other Expenses	0.80%	0.60%	0.55%
Total Annual Fund Operating Expenses	1.90%	1.59%	1.54%
Expense Reimbursement	(0.40)%(1)	(0.35)%(2)	(0.30)%(2)
Total Fund Operating Expenses
After Expense Reimbursement	1.50%	1.24%	1.24%

[1]

Shelton Capital Management has contractually agreed to reimburse expenses incurred by the European Growth & Income Fund to the extent that total annual fund operating expenses (excluding extraordinary expenses such as litigation or merger and reorganization expenses, for example) exceed 1.50% until January 2, 2019. This agreement may only be terminated with the approval of the Board of Trustees of the Fund. Shelton Capital Management may be reimbursed for any foregone advisory fees or unreimbursed expenses within three fiscal years following a particular reduction or expense. The Fund may only make repayments to Shelton Capital Management if such repayment does not cause the Fund’s expense ratio (after the repayment is taken into account) to exceed both: (1) the expense cap in place at the time such amounts were waived; and (2) the Fund’s current expense cap. Any such reimbursement is subject to the review and approval of the Fund’s Board of Trustees.

[2]	Shelton Capital Management has contractually agreed to waive a portion or all of its management fees and pay certain expenses to the extent necessary to ensure that the International Select Equity Fund’s total operating expenses (excluding acquired fund fees and expenses, interest, taxes, any class-specific expenses such as Rule 12b-1 distribution fees, shareholder servicing fees, transfer agency fees, dividend and interest and securities sold short, brokerage commissions, certain compliance expenses, and extraordinary expenses) does not exceed 1.24% of the Investor class shares (on an annual basis) of average daily net assets of the Fund’s shares (the “Expense Reimbursement”). The Expense Reimbursement will remain in effect until at least May 1, 2019, and may be terminated before that date only by the Board of Trustees of SCM Trust. The Fund may only make repayments to Shelton Capital Management if such repayment does not cause the Fund’s expense ratio (after the repayment is taken into account) to exceed both: (1) the expense cap in place at the time such amounts were waived; and (2) the Fund’s current expense cap. Any such reimbursement is subject to the review and approval of the Fund’s Board of Trustees.

	European Growth & Income Fund Direct Class	Shelton International Select Equity Fund Institutional Class	International Select Equity Fund Institutional Class After Reorganization
Shareholder fees (fees paid directly from your investment)	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.85%	0.74%	0.74%
Distribution and Service (12b-1) Fees	None	None	None
Other Expenses	0.56%	0.60%	0.55%
Total Annual Fund Operating Expenses	1.41%	1.34%	1.29%
Expense Reimbursement	(0.41)%(1)	(0.35)%(2)	(0.30)%(2)
Total Fund Operating Expenses
After Expense Reimbursement	1.00%	0.99%	0.99%

[1]

Shelton Capital Management has contractually agreed to reimburse expenses incurred by the European Growth & Income Fund to the extent that total annual fund operating expenses (excluding extraordinary expenses such as litigation or merger and reorganization expenses, for example) exceed 1.00% until January 2, 2019. This agreement may only be terminated with the approval of the Board of Trustees of the Fund. Shelton Capital Managment may be reimbursed for any foregone advisory fees or unreimbursed expenses within three fiscal years following a particular reduction or expense. The Fund may only make repayments to Shelton Capital Management if such repayment does not cause the Fund’s expense ratio (after the repayment is taken into account) to exceed both: (1) the expense cap in place at the time such amounts were waived; and (2) the Fund’s current expense cap. Any such reimbursement is subject to the review and approval of the Fund’s Board of Trustees.

[2]	Shelton Capital Management has contractually agreed to waive a portion or all of its management fees and pay certain expenses to the extent necessary to ensure that the International Select Equity Fund’s total operating expenses (excluding acquired fund fees and expenses, interest, taxes, any class-specific expenses such as Rule 12b-1 distribution fees, shareholder servicing fees, transfer agency fees, dividend and interest and securities sold short, brokerage commissions, certain compliance expenses, and extraordinary expenses) does not exceed 0.99% of the Institutional class shares (on an annual basis) of average daily net assets of the Fund’s shares (the “Expense Reimbursement”). The Expense Reimbursement will remain in effect until at least May 1, 2019, and may be terminated before that date only by the Board of Trustees of SCM Trust. Shelton Capital Management may recover any previously waived fees and paid expenses from the Fund for three (3) years from the date they were waived or paid. The Fund may only make repayments to Shelton Capital Management if such repayment does not cause the Fund’s expense ratio (after the repayment is taken into account) to exceed both: (1) the expense cap in place at the time such amounts were waived; and (2) the Fund’s current expense cap. Any such reimbursement is subject to the review and approval of the Fund’s Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in each share class of the European Growth and Income Fund with the cost of investing in the corresponding share class of the International Select Equity Fund, assuming the Reorganization has been completed. The Example assumes that you invest $10,000 in the European Growth and Income Fund and International Select Equity Fund for the time periods indicated, that your investment has a 5% return each year, and that the European Growth and Income Fund’s and International Select Equity Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions you would pay the following expenses if you redeem or reinvest all of your shares at the end of the time periods indicated:

	1 Year	3 Years	5 Years	10 Years
European Growth and Income Fund, Class K	$153	$558	$989	$2,190
International Select Equity Fund, Investor Class	$126	$468	$833	$1,860
International Select Equity Fund- Investor Class after Reorganization	$126	$457	$811	$1,809

	1 Year	3 Years	5 Years	10 Years
European Growth and Income Fund, Direct Class	$102	$406	$732	$1,655
International Select Equity Fund, Institutional Class	$101	$390	$701	$1,582
International Select Equity Fund- Institutional Class after Reorganization	$101	$379	$679	$1,530

The Example above should not be considered a representation of future expenses. Actual expenses may be greater or less than those shown.

Pro Forma Capitalization

The following tables set forth the capitalization of the European Growth & Income Fund (and each share class thereof) as of December 31, 2017 and, on a pro forma basis, the capitalization of the International Select Equity Fund (and each share class thereof), assuming the Reorganization has been completed. The following is an example of the number of shares of the International Select Equity Fund that would be exchanged for shares of the European Growth & Income Fund if the Reorganization were consummated on December 31, 2017 and does not reflect the number of shares or value of shares that would actually be received if the Reorganization, as depicted, occurs. Each shareholder of the European Growth & Income Fund will receive the number of full and fractional corresponding shares of the International Select Equity Fund equal in value to the value (as of the Valuation Time) of the shares of the European Growth & Income Fund held by the shareholder. The International Select Equity Fund will be the accounting survivor for financial statement purposes.

European Growth & Income Fund – Direct Class

	European Growth & Income Fund-Direct Class (unaudited)	International Select Equity Fund – Institutional Class	Adjustments		International Select Equity Fund – Institutional Class after Reorganization (estimated) (unaudited)
Net Assets	$6,892,603	$42,823,887	$(38,976	)*	$49,677,514
Total Shares Outstanding	723,709	2,006,822	(402,625	)**	2,327,906
Net Asset Value Per Share	$9.52	$21.34	$(0.02	)***	$21.34
*	Reflects the estimated costs of the Reorganization (approximately $45,000) to be allocated between the Funds based on relative net assets.
**	Adjustment to reflect the exchange of shares outstanding from the Fund to the Acquiring Fund.
***	Reflects the net asset value per share costs of the Reorganization to be paid by the Fund.

European Growth & Income Fund – Class K

	European Growth & Income Fund-Class K (unaudited)	International Select Equity Fund – Investor Class	Adjustments		International Select Equity Fund – Institutional Class after Reorganization (estimated) (unaudited)
Net Assets	$3,898,956	$3,784,632	$(6,024	)*	$7,677,564
Total Shares Outstanding	408,253	177,722	(225,526	)**	360,449
Net Asset Value Per Share	$9.55	$21.30	$(0.02	)***	$21.30
*	Reflects the estimated costs of the Reorganization to be paid by the Fund (approximately $45,000) to be allocated between the Funds based on relative net assets.
**	Adjustment to reflect the exchange of shares outstanding from the Fund to the Acquiring Fund.
***	Reflects the net asset value per share costs of the Reorganization to be paid by the Fund.

Portfolio Turnover

The European Growth & Income Fund and the International Select Equity Fund pay transaction costs, such as commissions, when they buy and sell securities (or “turn over” its portfolios). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect a fund’s performance. The funds pay transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). The portfolio turnover rate of the International Select Equity Fund is currently anticipated to be 24% of the average value of its portfolio per year, whereas, during the most recent fiscal year, the European Growth & Income Fund’s portfolio turnover rate was 0% of the average value of its portfolio.

Comparison of Investment Objectives, Strategies and Policies

The investment objectives of the European Growth & Income Fund and the International Select Equity Fund are similar. Both seek to provide long-term capital appreciation, although the European Growth & Income Fund also seeks to provide income and is limited to investing in large European companies, whereas the Shelton International Select Equity Fund may invest in companies of any size anywhere outside the United States. Both Funds are managed by the same portfolio management team.

The remainder of this section describes the investment objectives and principal investment strategies of the European Growth & Income Fund and International Select Equity Fund. Please be aware that this is only a brief discussion. More complete information may be found in the Prospectuses of the European Growth & Income Fund and International Select Equity Fund.

	European Growth & Income Fund	International Select Equity Fund
Investment Objectives	Seeks to provide long-term capital appreciation.	Seeks to achieve long term capital appreciation.
Principal Investment Strategies	The Fund seeks to invest primarily in large-sized companies located in Europe, and most companies considered for the Fund will have market capitalizations of at least $10 billion (U.S. dollars).

The Fund ordinarily invests in no fewer than three different countries outside the U.S. Under normal market conditions, the Fund will invest at least 40% of its net assets, plus any borrowings for investment purposes, in securities of non-U.S. companies. However, the Fund may invest a lesser amount of its assets in securities of non-U.S. companies when market conditions are not deemed favorable, in which case the Fund would invest at least 30% of its net assets, plus any borrowings for investment purposes, in securities of non-U.S. companies. The Fund will normally invest in the securities of approximately 30 to 50 issuers.

The Fund invests its assets in equity securities of non-U.S. companies located in countries with developed markets, but may also invest in companies domiciled in emerging markets.

Under normal market conditions, the Fund seeks to achieve its investment objective by investing in a universe of stocks listed within the MSCI ACWI ex USA index, as well as those in other developed, emerging, and frontier markets with a market capitalization of $2.5 billion or higher. Shelton anticipates that the percentage of the Fund’s investable universe not included in the MSCI ACWI ex USA index will be approximately 20%.

The Fund’s investments in equity securities may include common and preferred stock, convertible preferred stock, warrants and rights.

Investment Process and Strategy Implementation

Shelton Capital Management (the “Advisor”) implements its investment strategy by first using a proprietary “life-cycle” screen to narrow the Fund’s investable universe. The Advisor then uses a fundamental, “bottom-up” research selection and disciplined portfolio construction process which is focused on identifying stocks that the Advisor believes have the ability to generate sustainable returns, regardless of sector or country.

The Advisor’s “life-cycle” screen classifies companies according to one of the following five categories:

• Innovation: Companies characterized as having high level of capital investment and below the cost of capital returns.

• Expansion: Companies characterized by aggressive investment to compound their high and rising returns, achieving a peak in both growth and cash flow returns.

• Deceleration: Companies characterized as having very high returns, combined with good, but slowing growth prospects.

• Maturity: Companies characterized as earning a small positive spread above the cost of capital.

• Distress: Companies characterized as having returns driven down below the cost of capital.

The Advisor’s investment team actively invests across all five categories of the “life-cycle,” building a diversified portfolio of high growth, high-return, income-oriented and distressed investments. In managing the portfolio, the investment team seeks to balance the portfolio’s risk and return by maximizing stock specific risk (risk from security selection) while at the same time minimizing systematic factor risks (which includes, but is not limited to, sector selection, country selection, currency management).

The Fund may engage in frequent and active trading of securities as a part of its principal investment strategy. The Advisor will sell or reallocate a Fund’s securities if the

Advisor believes the issuer of such securities no longer meets certain growth criteria, if certain political and economic events occur, or if it believes that more attractive opportunities are available. The team strives to preserve capital as part of its investment process. The Advisor may elect to purchase futures contracts and/or options to attempt to remain fully invested in the markets. The percentage of futures held in the portfolio will typically not exceed the cash (or cash equivalents) balance of the Fund.

Same

Comparison of Performance

The average annual total return table below indicates risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. These figures assume that all distributions are reinvested.

Average Annual Return for the period ended 12/31/16 European Growth & Income Fund	1 year	5 years	10 years
Direct Shares Return Before Taxes	1.23%	4.84%	-0.18%
Direct Shares Return After Taxes on Distributions	0.10%	3.79%	-1.08%
Direct Shares Return After Taxes on Distributions and Sale of Fund Shares	0.72%	3.42%	-0.54%
Dow Jones European Stoxx 50 Index	-2.28%	4.12%	-0.88%

Shelton Capital Management has been the investment adviser to the International Select Equity Fund since July 18, 2016. Therefore, the table below shows average total returns for the period from July 18, 2016 to June 30, 2017.

International Select Equity Fund: Average Total Returns for the period July 18, 2016 to June 30, 20171

Institutional Class Return	20.80%
MSCI ACWI Ex USA (NET) Index [2]	20.20%

1	Although the performance information shown above is for less than one calendar year, it may give some indication of the risk of an investment in the Fund by comparing the Fund’s performance with a broad measure of market performance. Shelton Capital Management became the investment advisor to the predecessor fund of the International Select Equity Fund on July 18, 2016. The predecessor fund was reorganized into the International Select Equity Fund on July 28, 2017. The investment objective, strategy, risks and policies of the predecessor fund during the period July 18, 2016 to July 28, 2017 were identical to those of the International Select Equity Fund.
2	The MSCI ACWI Ex USA Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. & Canada. MSCI, Inc. publishes two versions of this Index reflecting the reinvestment of dividends using two different methodologies: gross dividends and net dividends. While both versions reflect reinvested dividends, they differ with respect to the manner in which taxes associated with dividend payments are treated. In calculating the gross dividends version, MSCI reinvests as much as possible of a company’s dividend distributions. The reinvested amount is equal to the total dividend amount distributed to persons residing in the country of the dividend-paying company. Gross total return indexes do not, however, include any tax credits. In calculating the net dividends version, MSCI incorporates reinvested dividends applying the withholding tax rate applicable to foreign non-resident institutional investors that do not benefit from double taxation treaties.

The Funds’ performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results. Updated performance information may be obtained on our website www.sheltoncap.com or by calling (800) 955-9988.

Comparison of Key Features of the Funds

Distribution and Shareholder Services Plans. The European Growth & Income Fund has adopted a distribution and/or shareholder service plan for Class K shares. The International Select Equity Fund has adopted a distribution and/or shareholder services plan for Investor Class shares only.

Purchase, Exchange, and Redemption Procedures. The purchase, exchange and redemption policies and procedures of the two Funds are the same, consistent with their being funds managed by Shelton Capital Management and distributed by its affiliated broker-dealer, RFS Partners.

Service Providers. Shelton currently serves as investment adviser to the European Growth & Income Fund and will serve as the investment adviser to the International Select Equity Fund following the Reorganization. Shelton will also serve as the administrator of the International Select Equity Fund following the Reorganization.

The International Select Equity Fund uses the same service providers currently used by the European Growth & Income Fund. The table below lists the service providers of the European Growth & Income Fund and the International Select Equity Fund.

European Growth & Income Fund	International Select Equity Fund
Transfer agency and fund accounting	Transfer agency and fund accounting
Gemini Fund Services Fund administration Shelton Capital Management	Gemini Fund Services
Fund administration
Shelton Capital Management
Distribution
RFS Partners	RFS Partners
Custodian
U.S. Bank, NA	U.S. Bank, NA

COMPARISON OF PRINCIPAL INVESTMENT RISKS

Like all investments, an investment in the European Growth & Income Fund or International Select Equity Fund involves risk. All investments carry some degree of risk that will affect the value of the European Growth & Income Fund and International Select Equity Fund, as well as its investment performance and the price of its shares. As a result, you could lose money if you invest in the European Growth & Income Fund or International Select Equity Fund. There is no assurance that the European Growth & Income Fund or International Select Equity Fund will meet its investment objective. The ability of the European Growth & Income Fund or International Select Equity Fund to achieve its investment objective will depend on, among other things, its portfolio managers’ analytical and portfolio management skills. An investment in the European Growth & Income Fund or International Select Equity Fund is not a deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The principal investment risks of a fund largely depend upon the fund’s principal investment strategies. To the extent the principal investment strategies of the European Growth & Income Fund and the Shelton International Select Equity Fund International Select Equity Fund both involve investments in equities of issuers outside of the United States, their principal risks are similar. Therefore, the principal investment risks of the two funds are discussed together with any differences noted.

The Funds are subject to the principal risks summarized below.

Principal Investment Risk	Applicable to European Growth & Income Fund	Applicable to International Select Equity Fund
Equity Securities Risk: Stock markets are volatile. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions. This risk may be considered generic to stocks of all companies while other risks may apply to small and midcap stocks.	Yes	Yes

Foreign Investing Risks: Foreign stocks may underperform U.S. stocks and may be more volatile than U.S. stocks. Risks relating to investments in foreign securities (including, but not limited to, depositary receipts) include: currency exchange rate fluctuation; less available public information about the issuers of securities; less stringent regulatory standards; lack of uniform accounting, auditing and financial reporting standards; and country risks including less liquidity, high inflation rates, unfavorable economic practices; political instability and expropriation and nationalization risks. This risk is less for the European Growth & Income Fund given its emphasis on larger European issuers.

	Yes	Yes
Emerging Market Risk: Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.	No	Yes
Growth Securities Risks: Growth stocks may fall out of favor with investors and underperform other asset types during given periods. A company may never achieve the earnings growth the Advisor anticipates.	Yes	Yes
Mid Cap Stock Risk: Mid cap stock risk is the risk that stocks of mid-sized companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Mid-sized companies may have limited product lines or financial resources, and may be dependent upon a particular niche of the market. This risk is less for the European Growth & Income Fund given its emphasis on larger European issuers.	Yes	Yes
Small Cap Stock Risk: The risk that stocks of smaller capitalization companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Small capitalization companies may have limited product lines or financial resources, or may be dependent upon a small or inexperienced management group, and their securities may trade less frequently and in lower volume than the securities of larger companies, which could lead to higher transaction costs. Generally, the smaller the company size, the greater the risk. This risk is less for the European Growth & Income Fund given its emphasis on larger European issuers.	Yes	Yes

Management Risk: As with any managed fund, the Advisor may not be successful in selecting the best-performing securities or investment techniques, and the Fund's performance may lag behind that of similar funds. The Advisor may also miss out on an investment opportunity because the assets necessary to take advantage of the opportunity are tied up in less advantageous investments.	Yes	Yes
Market Risk: The risk that the market value of a security may, sometimes rapidly and unpredictably, fluctuate. The prices of securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.	Yes	Yes
Currency Risk: The risk that foreign currencies will fluctuate in value relative to the U.S. dollar, adversely affecting the value of the Fund's investments and its returns. Because the Fund's NAV is determined on the basis of U.S. dollars, you may lose money if the local currency of a foreign market depreciates against the U.S. dollar, even if the market value of the Fund's holdings appreciates.	Yes	Yes
Portfolio Turnover Risk: The risk that high portfolio turnover is likely to lead to increased Fund expenses that may result in lower investment returns. High portfolio turnover also is likely to result in higher short-term capital gains taxable to shareholders.	Yes	Yes
Valuation Risk: The risk that the Fund has valued certain of its securities at a higher price than it can sell them.	Yes	Yes

Portfolio Holdings Disclosure

A description of the International Select Equity Fund’s policies and procedures with respect to portfolio holdings is available in the Statement of Additional Information of the International Select Equity Fund, which is incorporated herein by reference.

Massachusetts Business Trust Shareholder Liability. Under Massachusetts law, a shareholder of the International Select Equity Fund could, under certain circumstances, be held personally liable for the obligations of the SCM Trust. There is a remote possibility that in certain circumstances shareholders of one series could be held personally liable for the obligations of a different series. However, SCM Trust’s Declaration of Trust provides that no shareholder shall be subject to personal liability in connection with the affairs of the Trust, and that the Trust shall indemnify any shareholder held liable on account of being or having been a shareholder.

INFORMATION ABOUT THE REORGANIZATION

Summary of the Proposed Reorganization

At the Special Meeting, the shareholders of the European Growth & Income Fund will be asked to approve the Plan to reorganize the European Growth & Income Fund into the International Select Equity Fund. The table below summarizes the share classes of the European Growth & Income Fund and International Select Equity Fund involved in the Reorganization, and the approximate date the Reorganization will take effect.

European Growth & Income Fund	International Select Equity Fund	Reorganization will take effect on or about
Class K	Investor Class	July 27, 2018
Direct Class	Institutional Class	July 27, 2018

If the Plan is approved, the European Growth & Income Fund will transfer all of its assets and liabilities to the SCM Trust, which shall assign all such assets and liabilities to the International Select Equity Fund, in exchange solely for shares of the International Select Equity Fund. The European Growth & Income Fund will then distribute the International Select Equity Fund shares that it receives to its shareholders upon its complete liquidation. The result of the Reorganization is that shareholders of the European Growth & Income Fund will become shareholders of the International Select Equity Fund. The International Select Equity Fund has two classes of shares: Investor Class and Institutional Class. Class K shareholders of the European Growth & Income Fund will receive Investor Class shares of the International Select Equity Fund. Direct Class shareholders of the European Growth & Income Fund will receive Institutional Class shares of the International Select Equity Fund. The shares of the European Growth & Income Fund will be cancelled following the Reorganization. In no case will the dollar value of a shareholder’s investment be diluted.

The Plan may not be changed except by an agreement signed by each party to the Plan. In addition, the Plan may be terminated and the Reorganization abandoned at any time (whether before or after adoption by the shareholders of the European Growth & Income Fund) prior to the Closing Date by the Board of Trustees of the European Growth & Income Fund or the Board of Trustees of the International Select Equity Fund, if, among other reasons, any condition of the other party’s obligations set forth in the Plan has not been fully met or waived by the applicable board.

The estimated cost for the Reorganization is $45,000 and will be allocated between the European Growth & Income Fund and the International Select Equity Fund based on their relative net assets. Assuming the Reorganization is completed, the costs effectively will therefore be borne by the combined International Select Equity Fund to the extent they are paid after completion of the Reorganization.

Description of the International Select Equity Fund’s Shares

The shares of the International Select Equity Fund, when issued to the shareholders of the European Growth & Income Fund, will be duly authorized, validly issued, fully paid and non-assessable, will be transferable without restriction, and will have no preemptive or conversion rights. The International Select Equity Fund’s shares may be redeemed based upon the International Select Equity Fund’s NAV next determined after receipt of a purchase or redemption request, as described in the International Select Equity Fund’s Prospectus. For additional information about the rights of shareholders of the International Select Equity Fund, see “INFORMATION ABOUT THE REORGANIZATION – Comparison of Shareholder Rights” in this Proxy Statement/Prospectus.

Board Consideration of the Reorganization

At a meeting on February 8, 2018, the Board of Trustees of the European Growth & Income Fund (the “Board”), including the Board’s Independent Trustees, considered and approved the Reorganization and the Plan.

In determining whether to approve the Reorganization and to recommend approval of the Reorganization to shareholders of the European Growth & Income Fund, the Board (including the Independent Trustees) made inquiries into a number of matters and considered the following factors, among others, with no single factor being controlling or dispositive.

•	Investment Objectives, Principal Investment Strategies and Principal Risks. The investment objective of the European Growth & Income Fund is very similar to that of the International Select Equity Fund. To the extent shareholders invest in the European Growth & Income Fund to seek long term capital appreciation diversified outside the United States, becoming shareholders in the International Select Equity Fund offers the same investment objective, implemented by the same portfolio management team using a very similar portfolio management approach across a much greater investible universe of companies, namely companies anywhere outside the United States including Europe. To the extent both Funds invest in equities of issuers outside of the United States, their principal risks are similar although their investment strategies focus on different geographies.

•	Portfolio Management. The portfolio managers for the European Growth & Income Fund also are the portfolio managers of the International Select Equity Fund responsible for the day-to-day portfolio management activities of both Funds, which promotes continuity of asset management and investment expectations for European Growth & Income Fund’s shareholders.

•	Investment Advisory Fees and Operating Expenses. The total annual operating expenses (i.e., the total fund operating expenses after expense reimbursement) of each share class of the International Select Equity Fund immediately after the Reorganization is expected to be lower than the corresponding share class of the European Growth & Income Fund immediately before the Reorganization. Specifically:

•	the total annual operating expenses of the Investor Class shares of the International Select Equity Fund are expected to be 1.24%, compared to total annual operating expenses of the Class K shares of the European Growth & Income Fund which are 1.50%;
•	the total annual operating expenses of the Institutional Class shares of the International Select Equity Fund are expected to be 0.99%, compared to as total annual operating expenses of the Direct Class shares of the European Growth & Income Fund which are 1.00%.

Shelton Capital Management has contractually agreed to waive a portion or all of its management fees and pay certain expenses to the extent necessary to ensure that the International Select Equity Fund’s total operating expenses (excluding acquired fund fees and expenses, interest, taxes, any class-specific expenses such as Rule 12b-1 distribution fees, shareholder servicing fees, transfer agency fees, dividend and interest and securities sold short, brokerage commissions, certain compliance expenses, and extraordinary expenses) does not exceed 1.24% and 0.99% of the Investor and Institutional class shares, respectively, (on an annual basis) of average daily net assets of the Fund’s shares (the “Expense Reimbursement”). The Expense Reimbursement will remain in effect until at least July 29, 2018, and may be terminated before that date only by the Board of Trustees of SCM Trust. Shelton Capital Management may recover any previously waived fees and paid expenses from the Fund for three years from the date they were waived or paid. Shelton Capital Management’s ability to recover any previously waived fees and paid expenses is subject to the Expense Reimbursement as in effect at the time such fees were waived or expenses were paid. A recapture, if it is implemented, will have the effect of increasing the total fund operating expenses paid by shareholders for the period in which it is paid.

With respect to particular fees:

•	The International Select Equity Fund has a lower management fee (0.74%) compared to the European Growth & Income Fund (0.85%).
•	The Class K shares of the European Growth & Income Fund assesses a 0.25% 12b-1 fee. The Investor Class of the International Select Equity Fund also charge a 0.25% 12b-1 fee. Neither the Direct Class shares of the European Growth & Income Fund nor the Institutional Class shares of the International Select Equity Fund impose a 12b-1 fee.

•	Neither the European Growth & Income Fund nor the International Select Equity Fund assess sales charges upon purchase, exchange fees or deferred sales charges.

•	Expected Tax-Deferred Conversion of the European Growth & Income Fund’s Shares. The Board also considered the expected tax-deferred nature of the Reorganization. If you were to redeem your investment in the European Growth & Income Fund and invest the proceeds in another mutual fund or other investment product, you generally would recognize a gain or loss for U.S. federal income tax purposes upon your redemption of the shares. By contrast, upon completion of the Reorganization, it is expected that for U.S. federal income tax purposes: (1) you will not recognize a taxable gain or loss on the transfer of your investment to the International Select Equity Fund; (2) you will have the same tax basis in your International Select Equity Fund shares as you had in your European Growth & Income Fund shares; and (3) assuming that you hold your European Growth & Income Fund shares as a capital asset, the holding period for your International Select Equity Fund shares will include the holding period for your European Growth & Income Fund shares. As a shareholder of a mutual fund, you will continue to have the right to redeem any or all of your International Select Equity Fund shares at net asset value at any time. At that time, you generally would recognize a gain or loss for U.S. federal income tax purposes.

•	Prospective Economies of Scale. The Board determined that the future prospects of material increases in the size of the European Growth & Income Fund are very limited given its more narrow focus, and therefore the opportunity for it to achieve significant scale and lower its expenses also is very limited, to the detriment of the existing shareholder. As part of a larger fund with greater marker appeal, shareholders could benefit not only from immediate economies of scale, but from any future asset growth of the International Select Equity Fund.

The Board also concluded that the economic interests of the European Growth & Income Fund’s shareholders would not be diluted as a result of the proposed Reorganization because, among other things, the number of shares of the International Select Equity Fund to be issued to shareholders of the European Growth & Income Fund will be calculated based on the net asset value of the European Growth & Income Fund.

In approving the Plan, the Board based its decision on the recommendation of Shelton Capital Management that the Reorganization will provide long-term benefits to the European Growth & Income Fund and its shareholders. In addition, the Board reviewed and considered such information provided to them by Shelton Capital Management regarding the Reorganization, and have considered all factors which they have deemed relevant to evaluate the Reorganization. In light of the foregoing considerations, among others, and the Board’s evaluation of the information presented to the Board, and in accordance with its fiduciary duties, the Board, including its Independent Trustees, determined that the Reorganization of the European Growth & Income Fund is in the best interests of the European Growth & Income Fund and its shareholders. As such, the Board, including its Independent Trustees, approved the Reorganization and directed that the Reorganization be submitted to the European Growth & Income Fund’s shareholders for approval.

If the Reorganization is not approved, the Board will consider other options for the future management and organization of the European Growth & Income Fund.

Federal Income Tax Consequences

As a condition of the Reorganization, the International Select Equity Fund and the European Growth & Income Fund will receive an opinion from the International Select Equity Fund’s counsel, Davis Graham & Stubbs LLP that the Reorganization will qualify as a reorganization as defined in Section 368(a) of the Internal Revenue Code of 1986, as amended. Therefore, neither the European Growth & Income Fund, the International Select Equity Fund nor its shareholders will be expected to recognize any income, gain or loss for federal income tax purposes as a result of the Reorganization. In addition, the aggregate tax basis of, and the holding period for, the International Select Equity Fund shares received by each shareholder of the European Growth & Income Fund in the Reorganization is expected to be the same as the aggregate tax basis of, and the holding period for, the European Growth & Income Fund shares exchanged by such shareholder, provided that such shares are held as capital assets by the shareholder of the European Growth & Income Fund at the time of the Reorganization. An opinion of counsel is not binding on the Internal Revenue Service.

On or before the final valuation of the assets of the European Growth & Income Fund, the European Growth & Income Fund shall make one or more distributions to shareholders. Such distributions generally will be taxable as ordinary income, capital gains, or qualified dividend income (taxable to noncorporate shareholders at maximum federal income tax rates applicable to long-term capital gains) for shareholders that hold their shares of the European Growth & Income Fund in a taxable account.

Shareholders are urged to consult their own tax advisors as to the specific consequences to them of the Reorganization in light of their individual circumstances, and as to the applicability and effect of state, local, non-U.S. and other tax laws.

Certain Tax Effects of Reorganization on the European Growth & Income Fund’s Portfolio Investments.

If the European Growth & Income Fund has capital losses that it has carried forward from previous fiscal years at the date of Reorganization, the losses will be carried forward to the International Select Equity Fund to offset future capital gains recognized by the International Select Equity Fund. However, assuming that the Reorganization will result in an “ownership change” as defined in Section 382 of the Code [i.e., the Internal Revenue Code of 1986, as amended], the use of these losses will be limited by an “annual loss limitation amount” as prescribed under Code Section 382. The annual loss limitation amount will be equal to the fair market value of the equity of the European Growth & Income Fund immediately before the Reorganization, subject to certain adjustments, multiplied by a certain interest rate published by the IRS (2.3% for ownership changes occurring in April 2018), and will be increased, during the first five years following the Reorganization, by recognized gains that were inherent in the assets of the European Growth & Income Fund, if those inherent gains exceed a certain de minimis amount. In addition, for the first five years following the Reorganization, under Code Section 384, the carryover losses may not be available to offset recognized gains that were inherent in the assets of the International Select Equity Fund at the time of the Reorganization, if those inherent gains exceed a certain de minimis amount.

Comparison of Shareholder Rights

Set forth below is a discussion of the material differences in the rights of the European Growth & Income Fund’s shareholders and the rights of the International Select Equity Fund’s shareholders under applicable law and the funds’ respective governing documents.

Governing Law. The European Growth & Income Fund is a separate series of Shelton Funds, an open-end management investment company that is organized as a Delaware statutory trust. SCM Trust is governed by its Amended and Restated Declaration of Trust, Delaware law, and federal law. The International Select Equity Fund is a separate series of the SCM Trust, an open-end management investment company that is organized as a Massachusetts business trust. The SCM Trust is governed by its Declaration of Trust, its Bylaws, Massachusetts law, and federal law.

Federal law, and particularly the 1940 Act, protects various shareholder rights, and those protections do not differ between the European Growth & Income Fund and the International Select Equity Fund. However, differences exist between the applicable state laws. Certain of those differences are described below.

Shareholder Liability. Under Delaware law, shareholders of the European Growth & Income Fund are not subject to personal liability for the obligations of SCM Trust. Under Massachusetts law, a shareholder of the International Select Equity Fund could, under certain circumstances, be held personally liable for the obligations of SCM Trust. There is a remote possibility that in certain circumstances shareholders of one series could be held personally liable for the obligations of a different series. As such, Delaware law affords slightly greater protection against potential shareholder liability. However, this difference between Delaware law and Massachusetts law is mitigated by SCM Trust’s governing documents. SCM Trust’s Declaration of Trust provides that no shareholder shall be subject to personal liability in connection with the affairs of the trust, and that the trust shall indemnify any shareholder held liable on account of being or having been a shareholder. The risk of the shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the International Select Equity Fund would be unable to meet its obligations and insurance purchased for the purposes of protection is used in its entirety.

Trustee Liability. Delaware law provides that, except to the extent otherwise provided in a trust’s declaration of trust or by-laws, trustees will not be personally liable to any person (other than the statutory trust or a shareholder thereof) for any act, omission or obligation of the statutory trust or any trustee thereof. Delaware law also provides that a trustee’s actions under a Delaware statutory trust’s declaration of trust or by-laws will not subject the trustee to liability to the statutory trust or its shareholders if the trustee takes such action in good faith reliance on the provisions of the statutory trust’s declaration of trust or by-laws. The declaration of trust of a Massachusetts business trust may limit the liability of a trustee, who is not also an officer of the corporation, for breach of fiduciary duty except for, among other things, any act or omission not in good faith which involves intentional misconduct or a knowing violation of law or any transaction from which such trustee derives an improper direct or indirect financial benefit.

Voting Rights. The rights of the European Growth & Income Fund’s shareholders to vote are governed by federal law, Delaware state law, and the Declaration of Trust of SCM Trust. The rights of the International Select Equity Fund’s shareholders to vote are governed by federal law, Massachusetts state law, and the Declaration of Trust and By-laws of the SCM Trust. Although differences between applicable state law and the funds’ organizational documents exist, in practice, it is not expected that the Reorganization will result in any material diminution in shareholder voting rights.

As investment companies registered under the 1940 Act, many shareholder voting rights relating to the European Growth & Income Fund and International Select Equity Fund are governed by federal law. For example, the 1940 Act requires shareholder approval to, among other actions, increase investment advisory fees, increase Rule 12b-1 fees, or change fundamental investment restrictions. With respect to matters that require shareholder approval under the 1940 Act, there are no differences between the voting rights of the European Growth & Income Fund’s shareholders and the International Select Equity Fund’s shareholders.

For matters that do not require shareholder approval under the 1940 Act, shareholder voting rights depend on state law and the funds’ governing documents. Delaware law provides that a Delaware statutory trust’s declaration of trust or by-laws may set forth provisions related to voting in any manner. Similarly, under Massachusetts law, shareholder voting rights are limited to those provided in a trust’s declaration of trust or by-laws. The provisions related to shareholder voting under the European Growth & Income Fund’s and the International Select Equity Fund’s respective governing documents are compared below.

European Growth & Income Fund Shareholder Voting Rights. Other than matters that require shareholder approval under the 1940 Act, shareholders of the European Growth & Income Fund have the power to vote, to the extent described in the Declaration of Trust and By-Laws of the Shelton Funds; on (i) the election or removal of trustees; (ii) the termination of the trust; (iii) amendments to the declaration of trust; and (iv) such additional matters relating to the trust as may be required by applicable law, any registration statement of the trust filed with the SEC, or as the trustees may otherwise deem necessary or desirable.

A shareholder meeting may be called (i) by the board of trustees of the Shelton Funds, the chairperson of the board, the president of the trust, or any vice president of the trust, or (ii) the written request of shareholders entitled to cast at least 10% of all votes entitled to be cast at such meeting, provided that, except with respect to the removal of one or more trustees, the board of trustees of the Shelton Funds has approved the holding of such meeting. On any matter submitted to a vote of the shareholders, each shareholder shall be entitled to one vote for each share (and fractional vote for each fractional share) standing in such shareholder’s name. Each individual series of the Shelton Funds votes separately, except when (a) required by the applicable law or (b) when the trustees have determined that the matter voted upon affects the interests of more than one series.

Except as otherwise required by applicable law or the Declaration of Trust of Shelton Funds, the presence in person or by proxy at the meeting of at least a majority of the shares entitled to vote on any particular matter constitutes a quorum. Except as otherwise required by the Declaration of Trust of Shelton Funds, or the By-Laws of Shelton Funds, at any meeting at which a quorum is present, any matter other than election of Trustees shall be approved by the affirmative vote of a majority of the outstanding voting securities of the Trust entitled to vote unless otherwise required by applicable law. Trustees shall be elected by not less than a plurality of the votes cast of the holders of shares entitled to vote present in person or represented by proxy at a shareholders’ meeting at which a quorum is present. There shall be no cumulative voting in the election of Trustees or any other matter. In addition, except as otherwise required by applicable law or the Declaration of Trust of SCM Trust, any action taken by shareholders may be taken without a meeting if shareholders entitled to cast at least a majority of all the votes entitled to be cast on the matter consent to the action in writing.

International Select Equity Fund Shareholder Voting Rights. Other than matters that require shareholder approval under the 1940 Act, shareholders of the International Select Equity Fund have the power to vote, to the extent described in the Declaration of Trust and By-Laws of the SCM Trust, on (i) the election or removal of trustees; (ii) the termination of the trust; (iii) amendments to the declaration of trust; (iv) with respect to mergers, consolidations, conversions or sales of assets; and (iv) such additional matters relating to the trust as may be required by applicable law, any registration statement of the trust filed with the SEC, or as the trustees may otherwise deem necessary or desirable. In addition, shareholders of the International Select Equity Fund have the power to vote only to the same extent as stockholders of a Massachusetts business corporation with respect to whether or not a court action proceeding or claim should or should not be brought or maintained on behalf of the SCM Trust or its shareholders.

A shareholder meeting may be called (i) by the board of trustees of the SCM Trust, the chairperson of the board, the president of the trust, or any vice president of the trust, or (ii) the written request of shareholders entitled to cast at least 10% of all votes entitled to be cast at such meeting, provided that, except with respect to the removal of one or more trustees, the board of trustees of the SCM Trust has approved the holding of such meeting. On any matter submitted to a vote of the shareholders, each shareholder shall be entitled to one vote for each share (and fractional vote for each fractional share) standing in such shareholder’s name. Each individual series of the SCM Trust votes separately, except when (a) required by the applicable law or (b) when the trustees have determined that the matter voted upon affects the interests of more than one series.

Except as otherwise required by applicable law or the Declaration of Trust or By-Laws of the SCM Trust, the presence in person or by proxy at the meeting of at least 50% of the votes entitled to be cast on any particular matter constitutes a quorum. At any meeting at which a quorum is present, any matter shall be approved by the affirmative vote of 50% of the votes to be cast on such matter unless otherwise required by applicable law. There shall be no cumulative voting in the election of trustees. In addition, except as otherwise required by applicable law or the Declaration of Trust or By-Laws of the SCM Trust, any action taken by shareholders may be taken without a meeting of shareholders entitled to cast at least a majority of all the votes entitled to be cast on the matter consent to the action in writing.

Series and Shares Classes. The European Growth & Income Fund is a separate series of Shelton Funds. The European Growth & Income Fund has two classes of shares: Class K and Direct Class. The International Select Equity Fund is a separate series of the SCM Trust. The International Select Equity Fund has two classes of shares: Investor Class and Institutional Class.

Each class of shares of the Fund represents an investment in the same portfolio of securities, but each class utilizes a distinct combination of fees. Moreover, each class of shares of the Fund has equal voting, dividend and distribution and liquidation rights with other shares of the European Growth & Income Fund.

Delaware law provides that, to the extent that a Delaware statutory trust issues multiple series of shares, each series shall not be liable for the debts or obligations of any other series. There is, however, a remote risk that a series of a Massachusetts business trust could be liable for the debt or obligations of another series of the Trust.

Board Composition. Delaware law explicitly provides that separate boards of trustees may be authorized for each series of a Delaware statutory trust. Whether separate boards of trustees can be authorized for series of a Massachusetts business trust is unclear under Massachusetts law.

Each of Shelton Funds and SCM Trust has one board for all of its series. As always, the establishment of any board of trustees of a registered investment company must comply with applicable securities laws, including the provision of the 1940 Act regarding the election of trustees by shareholders.

ADDITIONAL COMPARISONS OF THE European Growth & Income Fund AND INTERNATIONAL SELECT EQUITY FUND

Boards of Trustees

The oversight of the business and affairs of the European Growth & Income Fund is the responsibility of the Board of Trustees of Shelton Funds, which consists of four trustees, three of whom are Independent Trustees. The oversight of the business and affairs of the International Select Equity Fund is the responsibility of the Board of Trustees of the SCM Trust, which consists of the same four individuals who are Trustees of Shelton Funds, and the same three of whom are Independent Trustees. The two Boards hold joint meetings and otherwise coordinate their activities, including in the selection of the officers who are responsible for the day-to-day operations of the Trusts.

Investment Management

Shelton Capital Management, or Shelton, is the current investment adviser and to both Funds.

Shelton, located at 1050 17th Street, Suite 1710, Denver, CO 80265, is a California limited partnership. Shelton is registered with the SEC as an investment adviser under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). Shelton manages and supervises the investment of the International Select Equity Fund’s assets on a discretionary basis, subject to oversight by the International Select Equity Fund’s Board of Trustees. Shelton has provided investment management services to mutual funds and separate accounts since 1985. As of January 26, 2018, Shelton managed 16 mutual funds and separate accounts with over $2.07 billion in aggregate assets.

Portfolio Managers. The portfolio management team for the European Growth & Income Fund is the same team for the International Select Equity Fund. Mr. Andrew Manton serves as the portfolio manager. He is lead manager for the Shelton International Select Equity Fund. He has 18 years of investing experience, most recently as Senior Portfolio Manager for the Rivington strategies at WHV. Previously, Andrew worked for Victory Capital Management, Deutsche Asset Management, and Merrill Lynch. He has a BS in Finance from the University of Illinois at Chicago and an MBA with a concentration in Quantitative Finance and Accounting from the Tepper School of Business at Carnegie Mellon University.

The Statement of Additional Information provides additional information about the portfolio manager's compensation structure, other accounts managed and ownership of securities of the European Growth & Income Fund.

Service Providers

As outlined below, the European Growth & Income Fund and International Select Equity Fund have the same transfer agent, fund accountant, distributor, administrator, custodian, and independent registered public accountants. Below is information about the companies providing services to the European Growth & Income Fund and International Select Equity Fund and a brief description of the services provided.

European Growth & Income Fund and International Select Equity Fund
Transfer agency and fund accounting

Gemini Fund Services (“Gemini”), 80 Arkay Drive, Suite 110, Hauppauge NY 11788, serves as transfer agent to the International Select Equity Fund pursuant to a Transfer Agency. Gemini receives a fee based on the type of services provided to the funds as agreed upon by the funds and Gemini.

Gemini also provides fund accounting services to the funds pursuant to the Fund Accounting Agreement. For its services, Gemini receives a fee from each fund.

Fund administration
Shelton Capital Management, 1050 17th Street Denver, CO 80265, serves as each fund’s administrator. The administrative services of Shelton include providing office space, equipment and clerical personnel to the funds and supervising custodial, auditing, valuation, bookkeeping, legal and dividend disbursing services, among other activities.
Distribution

RFS Partners, LP, 1050 17th Street Denver, CO 80265, serves as the principal underwriter of each fund’s shares. It may enter into arrangements with banks, broker-dealers and other financial intermediaries through which investors may purchase or redeem shares.

Custodian
U.S. Bank, National Association, 425 Walnut Street, M.L. CN-OH-W6TC, Cincinnati, OH 45202, serves as the custodian to the funds.
Independent registered public accounting firm
Tait, Weller & Baker LLP, 1818 Market Street, Suite 2400, Philadelphia, PA 19103, serves as the independent registered public accounting firm

Distribution and Shareholder Services Plans

The European Growth & Income Fund has adopted distribution and/or shareholder service plans for its Class K shares. The International Select Equity Fund has adopted a distribution and/or shareholder service plan for its Investor Class shares.

The Funds’ principal underwriter, RFS Partners, LP (the “Distributor”), provides distribution and shareholder services to the Funds pursuant to underwriting agreements with the Trusts. Pursuant to the underwriting agreements, the Distributor provides distribution assistance with respect to the Funds’ shares.

Pricing of Funds and Purchase, Exchange and Redemption Procedures

Procedures for pricing and procedures and policies relating to the purchase and redemption of shares of the European Growth & Income Fund and International Select Equity Fund are identical.

For more information regarding the Pricing of Funds and Purchase, Exchange, and Redemption Procedures, please refer to the Prospectuses and Statements of Additional Information of the European Growth & Income Fund and the International Select Equity Fund.

Dividends, Distributions and Taxes

Dividends and Distributions. The European Growth & Income Fund and International Select Equity Fund have similar policies for dividends and distributions.

Shareholders of the European Growth & Income Fund and International Select Equity Fund are entitled to receive dividends and distributions when declared by the applicable Boards of Trustees. The Funds generally declare and pay dividends, if any, on a quarterly basis; however, they may declare and pay dividends more frequently. Unless the European Growth & Income Fund or an International Select Equity Fund shareholder elects to receive distributions in cash, distributions will be reinvested in additional shares of such European Growth & Income Fund or International Select Equity Fund.

Purchasing shares of the European Growth & Income Fund or International Select Equity Fund shortly before it makes dividends or capital gain distributions will have the effect of returning a portion of the purchase price by the amount of the distribution. This is sometimes referred to as “buying a dividend” because, although the distribution is in effect a return of a portion of the purchase price, it is taxable.

Unless you are investing in a tax-deferred account like an IRA or Education Savings Account, you may want to consider waiting to invest until after a distribution is made by the European Growth & Income Fund or the International Select Equity Fund.

THE BOARD UNANIMOUSLY RECOMMENDS A VOTE “FOR” PROPOSAL 1 VOTING INFORMATION

Required Vote

Proposal 1. Under Proposal 1, shareholders of the European Growth & Income Fund are being asked to approve an Agreement and Plan of Reorganization providing for the transfer of all of the assets of the European Growth & Income Fund to, and the assumption of all of the liabilities of the European Growth & Income Fund by, the SCM Trust, which shall assign such assets and liabilities to the Shelton International Select Equity Fund, a series of the SCM Trust, in exchange for shares of the Shelton International Select Equity Fund to be distributed pro rata by the European Growth & Income Fund to its shareholders upon the fund’s liquidation.

Pursuant to the 1940 Act, Proposal 1 must be approved by a majority of the outstanding shares of the European Growth & Income Fund. A “majority of the outstanding shares” means the vote of the holders of the lesser of (a) 67% or more of the European Growth & Income Fund’s shares present at the Special Meeting or represented by proxy if the holders of more than 50% of such shares are so present or represented, or (b) more than 50% of the outstanding shares of the European Growth & Income Fund, with one (1) vote for each dollar (and a proportionate fractional vote for each fraction of a dollar) of net asset value (determined as of the Record Date) represented by full and fractional shares of all of the European Growth & Income Fund’s outstanding classes of shares.

Approval of the Reorganization will occur only if a sufficient number of votes are cast “FOR” each proposal.

If the Reorganization is not approved, the Board of Trustees of the European Growth & Income Fund will consider other options for the future management and organization of the European Growth & Income Fund.

Proposal 2: To consider and transact such other business as may properly come before the Meeting and any adjournments, postponements or delays thereof, including obtaining votes necessary for a quorum.

By voting in favor of Proposal 2, shareholders are being asked to grant authority for the consideration of other business, and specifically to allow the adjournment of the meeting in the event sufficient votes are not received to constitute a quorum. In the event sufficient votes are not received to attain a quorum, it is anticipated that the meeting will be adjourned until such time as a quorum is attained. Adjournment of the meeting will only take place under circumstances that are consistent with applicable law.

Effect of Abstentions and Broker Non-Votes

Proxies that reflect abstentions and "broker non-votes" (i.e., shares held by brokers or nominees as to which (i) instructions have not been received from the beneficial owners or the persons entitled to vote and (ii) the broker or nominee does not have discretionary voting power on a particular matter) will be counted as shares that are present and entitled to vote for purposes of determining the presence of a quorum and will have the effect of being counted as votes against the Proposal.

Shareholder Objections

A shareholder of the European Growth & Income Fund who objects to the proposed Reorganization will not be entitled to demand payment for, or an appraisal of, his or her shares. However, shareholders should be aware that the Reorganization as proposed is not expected to result in recognition of gain or loss to shareholders for federal income tax purposes. If the Reorganization is consummated, shareholders will be free to redeem the shares of the International Select Equity Fund that they receive in the transaction at the then-current NAV. Shares of the European Growth & Income Fund also may be redeemed at any time prior to the consummation of the Reorganization. Redeeming shareholders will receive the NAV next computed after receipt of the redemption request. Shareholders of the European Growth & Income Fund may wish to consult their tax advisors as to any different consequences of redeeming its shares prior to the Reorganization or exchanging such shares in the Reorganization.

Shareholder Proposals

Shelton Funds is generally not required to hold annual meetings of shareholders, and the Trust generally does not hold a meeting of shareholders in any year unless certain specified shareholder actions, such as election of directors or approval of a new advisory agreement, are required to be taken under the 1940 Act. By observing this policy, the Trust seeks to avoid the expenses customarily incurred in the preparation of proxy materials and the holding of shareholder meetings, as well as the related expenditure of personnel time. Shareholders wishing to submit proposals for consideration for inclusion in a proxy statement for a subsequent shareholders’ meeting of the Trust (if any) should send its written proposals to the Secretary of the Trust at 1050 17th Street, Suite 1710, Denver, CO 80265. Proposals must be received a reasonable time before the date of a meeting of shareholders to be considered for inclusion in the proxy materials for that meeting. Timely submission of a proposal does not, however, guarantee that the proposal will be included. A shareholder who wishes to make a proposal at the next meeting of shareholders without including the proposal in the Trust’s proxy statement must notify the Secretary of the Trust in writing of such proposal within a reasonable time prior to the date of the meeting. If a shareholder fails to give timely notice, then the persons named as proxies in the proxies solicited by the Board for the next meeting of shareholders may exercise discretionary voting power with respect to any such proposal.

Shareholder Communications with the Board

Shareholders may send written communications to the Board of Trustees of Shelton Funds or to individual Trustees by mailing such correspondence to the Board or the Trustees at 1050 17th Street, Suite 1710, Denver, CO 80265. Such communications must be signed by the shareholder and identify the European Growth & Income Fund, class and number of shares held by the shareholder. Properly submitted shareholder communications will be forwarded to the entire Board of Trustees or to the individual Trustee(s), as applicable. Any shareholder proposal submitted pursuant to Rule 14a-8 under the Securities Exchange Act of 1934, as amended, must continue to meet all the requirements of Rule 14a-8. See “Additional Information — Shareholder Proposals” above. Shareholders may also send confidential communications to the Funds’ Chief Compliance Officer, Attn: Gregory T. Pusch at 1050 17th Street, Suite 1710, Denver, CO 80265.

Adjournment and Postponements

In the event that an insufficient amount of shares of the European Growth & Income Fund are not represented at the Special Meeting or at any adjournment thereof to act upon a proposal, or, even though a sufficient amount of share are represented, in the event that sufficient votes to approve a proposal are not received, the persons named as proxies may propose and vote for one or more adjournments of the Special Meeting to be held within a reasonable time after the date originally set for the Special Meeting, and further solicitation of proxies may be made without the necessity of further notice. The persons named as proxies will vote those proxies which instruct them to vote in favor of a proposal in favor of any such adjournment, and will vote those proxies which instruct them to vote against or to abstain from voting on a proposal against any such adjournment. Any such adjournment must be approved by a majority of the shares voting on the matter.

In determining whether to adjourn the Special Meeting, the following factors may be considered: the percentage of votes actually cast, the percentage of negative votes actually cast, the nature of any further solicitation and the information to be provided to shareholders with respect to the reasons for the solicitation. Any adjournment or postponement will require an affirmative vote of a majority of those shares represented at the Special Meeting, whether or not a quorum is present, in person or by proxy. Any business that might have been transacted at the Special Meeting with respect to the European Growth & Income Fund may be transacted at any such adjourned session(s) at which a quorum is present.

Revocation of Proxy

Any shareholder giving a proxy may revoke it before it is exercised at the Special Meeting, either by providing written notice to Shelton Funds by submission of a later-dated, duly executed proxy or by voting in person at the Special Meeting. A prior proxy can also be revoked by proxy voting again through the toll-free number or on the website listed in the enclosed Voting Instructions. If not so revoked, the votes will be cast at the Special Meeting, and any postponements or adjournments thereof. Attendance by a shareholder at the Special Meeting does not, by itself, revoke a proxy.

Shareholders Entitled to Vote

Only shareholders of record on the Record Date are entitled to receive notice of and to vote at the Special Meeting or at any adjournment or postponement thereof. Each whole share held as of the close of business on the Record Date is entitled to one vote and each fractional share is entitled to a proportionate fractional vote. The number of shares of beneficial interest of the European Growth & Income Fund that were outstanding as of the Record Date and, therefore, are entitled to vote at the Meeting are as set out below:

Number of shares outstanding
European Growth & Income Fund

Method and Cost of Solicitation

The European Growth & Income Fund expects that the solicitation of proxies will be primarily by mail and telephone. The solicitation may also include facsimile, Internet or oral communications by certain employees of Shelton, who will not be paid for these services. Solicitation may also be made by AST FundSolutions, Inc., a paid proxy solicitation firm, at an estimated cost of $[ ]. The agreement with AST FundSolutions, Inc. provides for the indemnification of AST FundSolutions, Inc. in certain circumstances and requires AST FundSolutions, Inc. to keep certain information confidential.

Security Ownership of Certain Beneficial Owners and Management

To the knowledge of the European Growth & Income Fund, as of the Record Date, no trustee or officer owned, on an individual basis or beneficially, more than 1% of the outstanding shares of any European Growth & Income Fund.

As of the Record Date, the International Select Equity Fund had no shares outstanding.

As of the Record Date, to the knowledge of the trustees and officers of the European Growth & Income Fund, other than as set forth below, no person owned beneficially or of record more than 5% of the outstanding shares of any European Growth & Income Fund. Shareholders indicated below holding greater than 25% of the European Growth & Income Fund may be “controlling persons” under the 1940 Act. Persons controlling the European Growth & Income Fund can determine the outcome of any proposal submitted to the shareholders for approval.

European Growth & Income Fund

Name and Address	Amount of Shares Owned	Percent Owned	Class

FURTHER INFORMATION ABOUT THE European Growth & Income Fund AND THE INTERNATIONAL SELECT EQUITY FUND

More information about the European Growth & Income Fund and the International Select Equity Fund is included in: (i) the Prospectus dated January 1, 2018 of Shelton Funds; (ii) the Statement of Additional Information dated January 1, 2018 of Shelton Funds; (iv) the Prospectus dated May 1, 2018 of SCM Trust; (v) the Statement of Additional Information dated May 1, 2018 of SCM Trust; (vi) the Statement of Additional Information dated June___, 2018 (relating to this Proxy Statement/Prospectus).

You may request free copies of the European Growth & Income Fund’s Prospectus or Statement of Additional Information (including any supplements) by writing the Shelton Funds at 1050 17th Street, Suite 1710, Denver, CO 80265, by calling (800) 955-9988, by emailing at info@sheltoncap.com or on the Shelton Capital Management website at www.sheltoncap.com.

You can request a free copy of the International Select Equity Fund’s Prospectus and Statement of Additional Information, by calling (800) 955-9988 or by writing the SCM Trust at 1050 17th Street #1710, Denver, CO 80265. In addition, a current Prospectus for the International Select Equity Fund accompanies this Proxy Statement/Prospectus.

This Proxy Statement/Prospectus, which constitutes part of a Registration Statement filed by the SCM Trust with the SEC under the Securities Act of 1933, as amended, omits certain information contained in such Registration Statement. Reference is hereby made to the Registration Statement and to the exhibits and amendments thereto for further information with respect to the International Select Equity Fund and the shares offered. Statements contained herein concerning the provisions of documents are necessarily summaries of such documents, and each such statement is qualified in its entirety by reference to the copy of the applicable document filed with the SEC.

The European Growth & Income Fund and the International Select Equity Fund also file proxy materials, reports, and other information with the SEC in accordance with the informational requirements of the Securities Exchange Act of 1934, as amended, and the 1940 Act. These materials can be inspected and copied at the public reference facilities maintained by the SEC, 100 F Street, N.E., Room 1580, Washington, D.C. 20549 and at the following regional offices of the SEC: Northeast Regional Office, 3 World Financial Center, Suite 400, New York, New York 10281; Southeast Regional Office, 801 Brickell Avenue, Suite 1800, Miami, Florida 33131; Midwest Regional Office, 175 West Jackson Boulevard, Suite 900, Chicago, Illinois 60604; Central Regional Office, 1801 California Street, Suite 1500, Denver, Colorado 80202; and Pacific Regional Office, 5670 Wilshire Boulevard, 11th Floor, Los Angeles, California 90036. Also, copies of such material can be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, SEC, Washington, D.C. 20549, at prescribed rates or from the SEC’s web site at www.sec.gov. To request information regarding the Funds, you may also send an e-mail to the SEC at publicinfo@sec.gov.

Other Business

The Board of Trustees of the European Growth & Income Fund know of no other business to be brought before the Special Meeting. If any other matters come before the Special Meeting, the Board of Trustees intends that proxies that do not contain specific restrictions to the contrary will be voted on those matters in accordance with the judgment of the persons named in the enclosed form of proxy.

Delivery of Proxy Statement

The SEC has adopted rules that permit investment companies and intermediaries (e.g., brokers) to satisfy the delivery requirements for proxy statements with respect to two or more shareholders sharing the same address by delivering a single proxy statement addressed to those shareholders. This process, which is commonly referred to as “house holding,” potentially means extra convenience for shareholders and cost savings for companies. We are only delivering one proxy statement to multiple shareholders sharing an address, unless you have instructed us not to do so. If, at any time, you no longer wish to participate in “house holding” and would prefer to receive a separate proxy statement, please notify your financial intermediary or direct a written request to SCM Trust, 1050 17th Street, Suite 1710, Denver, CO 80265 or call toll-free (888) 948-4685. Shareholders who currently receive multiple copies of the proxy statement at its address and would like to request “house holding” of its communications should contact its financial intermediary or the applicable European Growth & Income Fund directly.

Experts

The audited financial statements for the European Growth & Income Fund included in the European Growth & Income Fund’s Annual Report dated August 31, 2017, have been audited by Tait, Weller & Baker LLP independent registered public accounting firm, as set forth in its report therein and incorporated by reference into the Statement of Additional Information relating to this Proxy Statement/Prospectus. Such financial statements are incorporated therein by reference in reliance upon such report given upon the authority of said firm as experts in accounting and auditing.

A copy of the Notice of Shareholder Meeting, the Proxy Statement/Prospectus and the Proxy Card are available at www.proxyonline.com/docs/sheltoninternational.pdf.

By Order of the Trustees of Board of Trustees of Shelton Funds, on behalf of the European Growth & Income Fund

/s/ Stephen C. Rogers
Chairman
June __, 2018

SHELTON European Growth & Income Fund

A SERIES OF SHELTON FUNDS

PROXY FOR A SPECIAL MEETING OF SHAREHOLDERS TO BE HELD ON JULY 11, 2018

PROXY SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES

The undersigned hereby appoints [ ], each of them proxies, with full powers of substitution and revocation, to attend the Special Meeting of Shareholders of the European Growth & Income Fund, a series of Shelton Funds, on July 25, 2018 and any adjournments thereof and to vote all shares which the undersigned would be entitled to vote if personally present, upon the following matters, as set forth in the Notice of Special Meeting of Shareholders, and upon such other business as may properly come before the meeting or any adjournment thereof. If more than one of said proxies or their respective substitutes shall be present and vote at said meeting or any adjournment thereof, a majority of them so present and voting (or if only one be present and voting, then that one) shall have and exercise all the powers hereby granted. The undersigned revokes any proxy or proxies heretofore given to vote such shares at said meeting or any adjournment thereof.

Do you have questions? If you have any questions about how to vote your proxy or about the meeting in general, please call toll-free 1-877-478-5042. Representatives are available to assist you Monday through Friday 9 a.m. to 10 p.m. Eastern Time.

Important Notice Regarding the Availability of Proxy Materials for this Special Meeting of Shareholders to Be Held on July 25, 2018. The proxy statement for this meeting is available at: proxyonline.com/docs/sheltontactical.pdf

PROXY CARD

SHELTON INTERNATIONAL SELECT EQUITY FUND

YOUR SIGNATURE IS REQUIRED FOR YOUR VOTE TO BE COUNTED. The signer(s) acknowledges receipt with this Proxy Statement of the Board of Trustees. Your signature(s) on this should be exactly as your name(s) appear on this Proxy (reverse side). If the shares are held jointly, each holder should sign this Proxy. Attorneys-in-fact, executors, administrators, trustees or guardians should indicate the full title and capacity in which they are signing.
	SIGNATURE (AND TITLE IF APPLICABLE)	DATE

	SIGNATURE (IF HELD JOINTLY)	DATE

This proxy is solicited on behalf of the Fund’s Board of Trustees, and the Proposals have been unanimously approved by the Board of Trustees and recommended for approval by shareholders. When properly executed, this proxy will be voted as indicated or “FOR” the proposals if no choice is indicated. The proxy will be voted in accordance with the proxy holders’ best judgment as to any other matters that may arise at the Special Meeting.

THE BOARD OF TRUSTEES OF THE TRUST UNANIMOUSLY RECOMMENDS THAT YOU VOTE “FOR” THE PROPOSALS.

TO VOTE, MARK CIRCLES BELOW IN BLUE OR BLACK INK AS FOLLOWS. Example: ●

		FOR	AGAINST	ABSTAIN
1.	Approval of an Agreement and Plan of Reorganization providing for the transfer of all of the assets of the European Growth and Income Fund to, and the assumption of all of the liabilities of the European Growth and Income Fund by, SCM Trust, which shall assign such assets and liabilities to Shelton International Select Equity Fund, a series of the SCM Trust, in exchange for shares of Shelton International Select Equity Fund to be distributed pro rata by the European Growth and Income Fund to its shareholders upon the Fund’s liquidation (a “Reorganization”).	○	○	○
2.	To consider and transact such other business as may properly come before the Meeting and any adjournments, postponements or delays thereof, including obtaining votes necessary for a quorum.	○	○	○

THANK YOU FOR VOTING

DETACH AND RETURN THIS PORTION ONLY

APPENDIX A

FORM OF AGREEMENT AND PLAN OF REORGANIZATION

This AGREEMENT AND PLAN OF REORGANIZATION (the “Agreement”) dated as of ______, 2018 by and among the Shelton Funds, a Delaware statutory Trust (“Shelton Funds”), on behalf of its European Growth and Income Fund (the “Acquired Fund”) and the SCM Trust, a Massachusetts business trust (“SCM Trust”) on behalf of the Shelton International Select Equity Fund (the “Acquiring Fund” and, together with the SCM Trust, Shelton Funds and the Acquired Fund, the “Parties” and each, individually, a “Party”). CCM Partners, LP d/b/a Shelton Capital Management, a California Limited Partnership (“SCM”), joins this Agreement solely for purposes of paragraphs 5.1 and 7.1.

RECITALS

Shelton Funds issues shares of beneficial interest representing interests in the Acquired Fund. Likewise, the SCM Trust issues shares of beneficial interest representing interests in the Acquiring Fund.

The Parties wish to conclude a series of business combination transactions under the terms set forth in this Agreement in which: (1) all of the Fund Assets of the Acquired Fund will be transferred to the Acquiring Fund, as set forth on Exhibit A, in exchange for shares of the Acquiring Fund and the assumption by that Acquiring Fund of all of the Acquired Fund’s Liabilities, and (2) shares of the Acquiring Fund will be distributed to holders of shares of the Acquired Fund, in complete liquidation of such Acquired Fund. The business combination transaction set forth under this Agreement is referred to as the “Reorganization.”

The Parties intend this Agreement to be, and adopt it as, a plan of reorganization within the meaning of the regulations under Section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”).

The financial information in the Acquired Fund’s most recent registration statement amendment filed on _______, 2018 is as of its most recent annual period ended August 31, 2017.

The Board of Trustees of Shelton Funds (the “Shelton Funds Board”), including a majority of the trustees who are not “interested persons” (as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”)) (“Independent Trustees”) of Shelton Funds, has determined with respect to the Acquired Fund that: (1) participation in the Fund Transaction (as defined in paragraph 1.1) is in the best interests of the Acquired Fund and its shareholders, and (2) the interests of existing shareholders of the Acquired Fund will not be diluted as a result of the Fund Transaction.

The Board of Trustees of SCM Trust (the “SCM Board”), including a majority of the Independent Trustees, has determined with respect to the Acquiring Fund that: (1) participation in the Fund Transaction is in the best interests of the Acquiring Fund and its shareholders, and (2) the interests of existing shareholders of the Acquiring Fund will not be diluted as a result of the Fund Transaction.

NOW THEREFORE, in consideration of the mutual promises, representations, and warranties made herein, covenants and agreements hereinafter contained, and for other good and valuable consideration, the receipt and sufficiency of which are acknowledged, the Parties, intending to be legally bound hereby, agree as follows:

ARTICLE I - THE REOGANIZATION AND FUND TRANSACTIONS

1.1 The Reorganization and Fund Transaction. In accordance with the laws of the State of Delaware (“Delaware Law”) and the laws of the Commonwealth of Massachusetts (“Massachusetts Law”), on the Closing Date (as defined in paragraph 3.1), upon the terms and subject to the conditions of this Agreement, and on the basis of the representations and warranties contained herein, each of Shelton Funds and the Acquired Fund shall assign, deliver and otherwise transfer all Fund Assets of the Acquired Fund, subject to all of the Liabilities of such Acquired Fund, to SCM Trust which shall assign the Fund Assets of the Acquired Fund that it receives to the Acquiring Fund set opposite such Acquired Fund on Exhibit A hereto (the Acquired Fund and the Acquiring Fund, a “Transaction Party” of the other), and SCM Trust, on behalf of the Acquiring Fund, shall assume all of the Liabilities of the Acquired Fund and shall assign the Liabilities of the Acquired Fund that it assumes to the Acquired Fund’s Transaction Party. In consideration of the foregoing, SCM Trust, on behalf of the Acquiring Fund, shall on the Closing Date deliver to the Acquired Fund full and fractional (to the third decimal place) Institutional Class and Investor Class shares, as applicable, of the Acquiring Fund, the number of which shall be determined as set forth in paragraphs 2.2 and 2.3 for each series. (The transaction between the Acquired Fund and its Transaction Party is hereinafter referred to as a “Fund Transaction”.) At and after the Closing Date, all of the Fund Assets of the Acquired Fund shall become and be the Fund Assets of its Transaction Party and all of the Liabilities of the Acquired Fund shall become and be the Liabilities of and shall attach to its Transaction Party. The Liabilities of the Acquired Fund may henceforth be enforced only against its Transaction Party to the same extent as if such Liabilities had been incurred by such Transaction Party subject to any defense and/or set off the Acquired Fund was entitled to assert immediately prior to the Closing Date and further subject to any defense and/or setoff that SCM Trust or the Acquiring Fund may from time to time be entitled to assert.

1.2 Acquired Fund Assets. At least fifteen Business Days prior to the Closing Date, Shelton Funds will provide SCM Trust with a schedule of the securities and other assets and known Liabilities of the Acquired Fund, and SCM Trust will provide the Shelton Funds with a copy of the current investment objective, principal strategies and restrictions applicable to the Acquiring Fund.

1.3 Assumption of Liabilities. SCM Trust, on behalf of the Acquiring Fund, will assume all of the remaining Liabilities of the Acquired Fund, assigning them to the Transaction Party of the Acquired Fund.

1.4 Distribution of Acquiring Fund Shares. Immediately upon receipt, the Acquired Fund will distribute the shares representing interests in its Transaction Party pro-rata to the record holders of the Acquired Fund, determined as of the close of regular trading on the New York Stock Exchange (“NYSE”) on the Closing Date (the “Valuation Time”) in complete liquidation of the Acquired Fund. The Acquired Fund, in accordance with paragraphs 2.2 and 2.3 of this Agreement and Exhibit A hereto, will distribute pro-rata (i) its Transaction Party’s Investor Class shares to holders of the Acquired Fund’s Class K and Class C shares, and (ii) its Transaction Party’s Institutional Class shares to the holders of the Acquired Fund’s Direct Class shares. Such distributions will be accomplished by an instruction, signed by an appropriate officer of Shelton Funds and SCM Trust, as applicable, to transfer the Acquiring Fund shares then credited to the Acquired Fund’s account on the Books and Records of Shelton Funds, as applicable, and to open accounts on the Books and Records of SCM Trust, established and maintained by SCM Trust’s transfer agent, in the names of record holders of the Acquired Fund, and crediting the number of Acquiring Fund shares due to such record holders. All issued and outstanding Acquired Fund shares will be cancelled simultaneously therewith by the Acquired Fund on Shelton Funds’ Books and Records. Any such shares issued and outstanding prior to such cancellation shall thereafter represent only the right to receive the Acquiring Fund shares issued to such Acquired Fund in accordance with the Reorganization. In addition, each record holder of the Acquired Fund shall continue to have the right to receive any unpaid dividends or other distributions which were declared with respect to his/her or its shares of the Acquired Fund before the Valuation Time.

1.5 Liquidation of Acquired Fund/Dissolution and Deregistration of Acquired Fund. As soon as conveniently practicable after the distribution of Acquiring Fund shares by the Acquired Fund pursuant to this Agreement has been made, and in any event no more than one year after the Closing Date, the Acquired Fund shall take, in accordance with Delaware Law and the 1940 Act, all such steps as may be necessary or appropriate to effect a complete liquidation and termination of the Acquired Fund, dissolution of Acquired Fund and deregistration of Acquired Fund under the 1940 Act. Any reporting obligation, including but not limited to, the filing of any Form N-SAR, N-CSR, Rule 24f-2 notice or federal, state or local tax returns, or other responsibility of Acquired Fund is and shall remain such Party’s responsibility until it is dissolved and deregistered. If and to the extent that any trust, escrow account or other similar entity continues after the close of such one-year period in connection either with making provision for payment of liabilities or taxes or with distributions to stockholders of the Acquired Fund, such entity shall either (i) qualify as a liquidating trust under Section 7701 of the Code (and applicable Treasury Regulations thereunder) or other entity which does not constitute a continuation of the Acquired Fund for federal income tax purposes, or (ii) be subject to a waiver under Section 368(a)(2)(G)(ii) of the complete distribution requirement of Section 368(a)(2)(G)(i) of the Code.

1.6 Transfer Taxes. Any transfer taxes payable on issuance of a share in a name other than that of the record holder on Acquired Fund books exchanged therefor, shall be paid by the Person to whom the Acquiring Fund’s shares are issued as a condition of that transfer.

ARTICLE II - VALUATION

2.1 Valuation of Assets. The value of the Acquired Fund’s assets to be acquired by its Transaction Party shall be the value of such assets computed as of the Valuation Time, after the declaration and payment of any dividends and/or other distributions on that date, using the valuation procedures described in the then-current prospectus and statement of additional information of the Acquired Fund’s Transaction Party.

2.2 Valuation of Shares. The number of Acquiring Fund shares to be issued (including fractional shares (to the third decimal place), if any) in connection with the Fund Transaction shall be equal in value to its Transaction Party’s net asset value computed as of the Valuation Time determined in accordance with the valuation procedures referred to in this agreement.

2.3 Numbers of Classes of Shares. The number of Investor Class shares to be issued by the Acquiring Fund (including fractional shares (to the third decimal place), if any) in connection with the Fund Transaction shall be equal in value to the net asset value of the Transaction Party’s Class K shares computed as of the Valuation Time determined in accordance with the valuation procedures referred to in this agreement. The number of Institutional Class shares to be issued by the Acquiring Fund (including fractional shares (to the third decimal place), if any) in connection with the Fund Transaction shall be equal in value to the net asset value of the Transaction Party’s Direct Class shares computed as of the Valuation Time determined in accordance with the valuation procedures referred to in this agreement.

2.4 Determination of Value. All computations of net asset value and the value of securities transferred under this Article II shall be made by U.S. Bank, NA, Shelton Funds Trust’s accounting agent, in accordance with its regular practice and the requirements of the 1940 Act.

ARTICLE III - CLOSING AND CLOSING DATE

3.1 Closing. The closing of the Fund Transaction (the “Closing”) will take place at the offices of SCM, 1050 17th Street #1710, Denver, CO 80265, or at such other place as may be mutually agreed in writing by an authorized officer of each Party, on _____, 2018 at 4:00 p.m., Eastern Time, or on such other date or time as may be mutually agreed in writing by an authorized officer of each Party (the “Closing Date”).

3.2 Transfer and Delivery of Fund Assets. Shelton Funds shall direct its custodian (“Custodian”) to deliver to SCM Trust at the Closing a certificate of an authorized officer certifying that: (a) the Custodian, on its accounting records, has transferred the Fund Assets of the Acquired Fund subject to all of its Liabilities into an account of its Transaction Party at US Bank; and (b) all necessary taxes in connection with the delivery of such Fund Assets, including all applicable foreign, federal and state stock transfer stamps and any other stamp duty taxes, if any, have been paid or provision (as reasonably estimated) for payment has been made. At least five Business Days prior to the Closing Date, the Custodian shall present for examination those Fund Assets represented by a certificate or other written instrument to those Persons at US Bank who have primary responsibility for the safekeeping of the SCM Trust’s assets. On the Closing Date, the Acquired Fund shall endorse and deliver, or transfer by appropriate transfer or assignment documents, such certificates and other written instruments as of the Closing Date for the account of the Acquiring Fund in proper form for transfer and in such condition as to constitute good delivery thereof. The Custodian shall deliver other Fund Assets to those Persons at US Bank who have primary responsibility for the safekeeping of the assets of the SCM Trust as of the Closing Date by book entry, in accordance with the customary practices of the Custodian and of each securities depository (as defined in Rule 17f-4 and Rule 17f-7 under the 1940 Act) in which such Fund Assets are held.

3.3 SCM Trust Share Records. Shelton Funds shall direct its transfer agent to deliver to SCM Trust at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the record holders and the number and percentage ownership (to three decimal places) of Acquired Fund shares owned by each record holder of the Acquired Fund immediately prior to the Closing. SCM Trust shall deliver to the Secretary of Shelton Funds a confirmation evidencing that: (a) the appropriate number of Acquiring Fund shares has been delivered to the account of the Acquired Fund on the books of the Acquired Fund’s Transaction Party prior to the actions contemplated, and (b) the appropriate number of Acquiring Fund shares has been credited to the accounts of record holders of Acquired Fund shares on the books of SCM Trust.

3.4 Postponement of Closing Date. If immediately prior to the Valuation Time: (a) the NYSE or another primary trading market for portfolio securities of the Acquiring Fund or Acquired Fund is closed to trading, or trading thereupon is restricted; or (b) trading or the reporting of trading on such market is disrupted so that, in the judgment of an appropriate officer of Shelton Funds or SCM Trust, accurate appraisal of the value of the net assets of the Acquiring Fund or Acquired Fund is impracticable, the Closing Date for the Fund Transaction shall be postponed until the first Business Day after the day when trading shall have been fully resumed and reporting shall have been restored or such later date as may be mutually agreed in writing by an authorized officer of each affected Party.

ARTICLE IV - REPRESENTATIONS AND WARRANTIES

4.1 Representations and Warranties of Acquired Fund. Shelton Funds, on behalf of the Acquired Fund, hereby represents and warrants to SCM Trust (only with respect to itself and not with respect to the other entities contained in the representation and warranty), as follows, which representations and warranties shall be true and correct on both the date hereof and on the Closing Date (as though made on and as of the Closing Date):

(a) The Acquired Fund is a series of Shelton Funds duly organized, validly existing and in good standing under Delaware Law and is duly qualified, licensed or admitted to do business and is in good standing as a foreign association under the Laws of each jurisdiction in which the nature of the business conducted by it makes such qualification, licensing or admission necessary, except in such jurisdictions where the failure to be so qualified, licensed or admitted and in good standing would not, individually or in the aggregate, have a Material Adverse Effect on its properties or assets or the properties or assets of the Acquired Fund. The Acquired Fund has full power under Shelton Funds’ declaration of trust to conduct its business as it is now being conducted and to own the properties and assets it now owns for itself and on behalf the Acquired Fund. Shelton Funds has all necessary approvals from any applicable Governmental or Regulatory Body necessary to carry on its business as such business is now being carried on.

(b) The execution, delivery and performance of this Agreement by Shelton Funds on behalf of the Acquired Fund, and the consummation of the Fund Transaction contemplated herein, have been duly and validly authorized by the Shelton Funds Board, and the Shelton Funds Board has approved the Fund Transaction and has resolved to recommend the Fund Transaction to the shareholders of the Acquired Fund and to call a special meeting of shareholders of the Acquired Fund for the purpose of approving this Agreement and the Fund Transaction. Other than the affirmative “vote of a majority of the outstanding voting securities” (as defined in the 1940 Act) of the Acquired Fund, no other action on the part of Shelton Funds, the Acquired Fund or its shareholders is necessary to authorize the execution, delivery and performance of this Agreement by Shelton Funds on behalf of the Acquired Fund or the consummation of the Fund Transaction contemplated herein. This Agreement has been duly and validly executed and delivered by Shelton Funds on behalf of the Acquired Fund and is a legal, valid and binding obligation of Shelton Funds, as it relates to the Acquired Fund, enforceable in accordance with its terms (subject to applicable bankruptcy, insolvency, reorganization, moratorium and other Laws affecting the rights of creditors generally and the exercise of judicial discretion in accordance with general principles of equity).

(c) There is an unlimited number of authorized shares of beneficial interest of Shelton Funds with a par value of $0.01 per share. The issued and outstanding shares of the Acquired Fund are duly authorized, validly issued, fully paid and non-assessable. There are no outstanding options, warrants or other rights of any kind to acquire from the Acquired Fund, any shares of any class or series or equity interests of the Acquired Fund or securities convertible into or exchangeable for, or which otherwise confer on the holder thereof any right to acquire, any such additional shares, nor is the Acquired Fund committed to issue any share appreciation or similar rights or options, warrants, rights or securities in connection with any series of shares.

(d) Shelton Funds does not have any subsidiaries.

(e) Except for consents, approvals, or waivers to be received prior to Closing, the execution, delivery or performance of this Agreement by Shelton Funds for itself and on behalf of the Acquired Fund does not, and the consummation of the Fund Transaction contemplated herein will not: (i) violate or conflict with the terms, conditions or provisions of Shelton Funds’ declaration of trust, or of any contract, agreement, indenture, instrument, or other undertaking to which it is a party or by which it or the Acquired Fund is bound, (ii) result in the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease or other undertaking to which Shelton Funds or the Acquired Fund is a party or by which it or the Acquired Fund is bound, (iii) result in a breach or violation by Shelton Funds or the Acquired Fund of any terms, conditions, or provisions of any Law or Order, or (iv) require any consent or approval of, filing with or notice to, any Governmental or Regulatory Body.

(f) Prior to the execution of this Agreement, Shelton Funds has delivered to SCM Trust true and complete copies of the statements of assets and liabilities of the Acquired Fund as of February 28, 2018, and the related statements of income and changes in net assets and financial highlights for the period then ended.

(g) Except as set forth in the notes thereto, such financial statements were prepared in accordance with accounting principles generally accepted in the United States, consistently applied throughout the period then ended, and fairly present the financial condition and results of operations of the Acquired Fund as of the date thereof and for the period covered thereby.

(h) Except as reflected or reserved against in the statement of assets and liabilities included in the Acquired Fund’s financial statements as of February 28, 2018 or in the notes thereto, or as previously disclosed in writing to SCM Trust, there are no liabilities against, relating to or affecting the Acquired Fund or any of its properties and assets, other than those incurred in the ordinary course of business consistent with past practice, which, individually or in the aggregate, would have a Material Adverse Effect on Shelton Funds or its respective properties or assets or on the Acquired Fund or the Acquired Fund’s property or assets. In particular, since February 28, 2018, there has not been any material adverse change in the financial condition, properties, assets, liabilities or business of the Acquired Fund other than changes occurring in the ordinary course of business. For purposes of this paragraph, a decline in net asset value of the Acquired Fund due to declines in market values of securities in its portfolio, the discharge of liabilities, or the redemption of shares representing an interest in the Acquired Fund, shall not constitute a material adverse change.

(i) As of the date hereof, except as previously disclosed to SCM Trust in writing, and except as have been corrected as required by applicable Law, and to the best of each of Shelton Funds’ and the Shelton Funds Board’s knowledge, there have been no material miscalculations of the net asset value of the Acquired Fund or the net asset value per share during the twelve-month period preceding the date hereof, and all such calculations have been made in accordance with the applicable provisions of the 1940 Act.

(j) The minute books and other similar records of Shelton Funds as made available to SCM Trust prior to the execution of this Agreement contain a true and complete record of all action taken at all meetings and by all written consents in lieu of meetings of the shareholders of Shelton Funds and the Acquired Fund, and at all meetings and by all written consents in lieu of meetings of the Shelton Funds Board and committees of the Shelton Funds Board. The stock transfer ledgers and other similar records of Shelton Funds and the Acquired Fund as made available to SCM Trust prior to the execution of this Agreement accurately reflect all record transfers prior to the execution of this Agreement in the shares of the Acquired Fund.

(k) Shelton Funds and the Acquired Fund have maintained, or caused to be maintained on its behalf, all Books and Records required of a registered investment company in compliance with the requirements of Section 31 of the 1940 Act and rules thereunder.

(l) There is no Action or Proceeding pending against Shelton Funds and to Shelton Funds’ knowledge, threatened against, relating to or affecting, Shelton Funds and/or the Acquired Fund.

(m) No agent, broker, finder or investment or commercial banker, or other Person or firm engaged by or acting on behalf of Shelton Funds or the Acquired Fund in connection with the negotiation, execution or performance of this Agreement or any other agreement contemplated hereby, or the consummation of the Fund Transaction contemplated hereby, is or will be entitled to any broker’s or finder’s or similar fees or other commissions as a result of the consummation of such Fund Transaction.

(n) Shelton Funds is duly registered as an open-end management investment company under the 1940 Act, and the Acquired Fund is “diversified” within the meaning of Section 5(b)(1) of the 1940 Act.

(o) As of the date hereof and at the Closing Date, all federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquired Fund required by Law to have been filed by such dates (including any extensions) have or shall have been filed and are or will be correct in all material respects, and all state, local, federal and other taxes shown as due or required to be shown as due on such returns and reports shall have been paid or provision shall have been made for the payment thereof and no such return is currently under audit and no written assessment has been asserted with respect to such returns. There are no levies, liens, or other encumbrances relating to taxes existing, pending or, to Shelton Funds’ knowledge, threatened, with respect to the assets of Shelton Funds, respectively (or with respect to any assets of the Acquired Fund).

(p) For each taxable year of its operation (including the taxable year ending on the Closing Date occurs), the Acquired Fund has met the requirements of Subchapter M of the Code for qualification as a regulated investment company and has elected to be treated as such, and has been eligible to and has computed its federal income tax under Section 852 of the Code, has been, and will be as of the Closing Date treated as a separate corporation for federal income tax purposes pursuant to Section 851(g) of the Code. The Acquired Fund will qualify as a regulated investment company as of the Closing Date and will have satisfied as of the close of its most recent prior quarter of its taxable year, the diversification requirements of Section 851(b)(3) of the Code without regard to the last sentence of Section 851(d) of the Code. The Acquired Fund has not taken any action, caused any action to be taken or caused any action to fail to be taken which action or failure could cause the Acquired Fund to fail to qualify as a regulated investment company under the Code.

(q) All issued and outstanding shares of the Acquired Fund have been offered and sold in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities Laws, are registered under the 1933 Act and under the Laws of all jurisdictions in which registration is or was required. Such registrations, including any periodic reports or supplemental filings, were, in all material respects, complete and current at the time the Acquired Fund’s issued and outstanding shares were sold, and all fees required to be paid have been paid. The Acquired Fund was not subject to any “stop order” at the time its issued and outstanding shares were sold, and the Acquired Fund was fully qualified to sell its shares in each jurisdiction in which such shares were registered and sold.

(r) The prospectus and statement of additional information of the Acquired Fund used at all times prior to the date of this Agreement conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the SEC thereunder, and did not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading.

(s) The proxy statement and prospectus and statement of additional information (collectively, the “Proxy Statement/Prospectus”) to be included in SCM Trust’s registration statement on Form N-14 (the “Registration Statement”), and the documents incorporated therein by reference and any amendment or supplement thereto, insofar as they relate to the Acquired Fund, each comply or will comply in all material respects with the applicable requirements of the 1933 Act and the 1940 Act and the applicable rules and regulations of the SEC thereunder. The Proxy Statement/Prospectus, Registration Statement and the documents incorporated therein by reference and any amendment or supplement thereto, insofar as they relate to the Acquired Fund, do not contain any untrue statement of a material fact or omit to state a material fact necessary in order to make the statements therein, in light of the circumstances under which they were made, not materially misleading; provided, however, that Shelton Funds makes no representations or warranties as to the information contained in the Proxy Statement/Prospectus, Registration Statement and the documents incorporated therein by reference and any amendment or supplement thereto in reliance upon and in conformity with information relating to SCM Trust, the Acquiring Fund, or SCM.

(t) Except as previously disclosed in writing to SCM Trust, the Acquired Fund has, and on the Closing Date will have, good and marketable title to its Fund Assets and full right, power, and authority to sell, assign, transfer and deliver such Fund Assets, free and clear of all liens, mortgages, pledges, encumbrances, charges, claims and equities, and subject to no restrictions on the subsequent transfer thereof.

(u) The shares of the Acquiring Fund to be issued to the Acquired Fund pursuant to this agreement will not be acquired for the purpose of making any distribution thereof other than to the Acquired Fund’s shareholders as provided in this Agreement.

4.2 Representations and Warranties of SCM Trust. SCM Trust, on behalf of the Acquiring Fund, hereby represents and warrants to Shelton Funds and the Acquired Fund as follows which representations and warranties shall be true and correct on both the date hereof and on the Closing Date (as though made on and as of the Closing Date):

(a) SCM Trust is a business trust duly organized and validly existing under Massachusetts Law and is duly qualified, licensed or admitted to do business and is in good standing as a foreign association under the Laws of each jurisdiction in which the nature of the business conducted by it makes such qualification, licensing or admission necessary, except in such jurisdictions where the failure to be so qualified, licensed or admitted and in good standing would not, individually or in the aggregate, have a Material Adverse Effect on its properties or assets or the properties or assets of the Acquiring Fund. SCM Trust has full power under its declaration of trust and by-laws to conduct its business as it is now being conducted and to own the properties and assets it now owns for itself and on behalf of the Acquiring Fund. SCM Trust has all necessary approvals from any applicable Governmental or Regulatory Body necessary to carry on its business as such business is now being carried on.

(b) The execution, delivery and performance of this Agreement by SCM Trust on behalf of the Acquiring Fund and the consummation of the Fund Transaction contemplated herein have been duly and validly authorized by the SCM Board and the SCM Board has approved the Fund Transaction. No other action on the part of SCM Trust or its shareholders, or the shareholders of the Acquiring Fund, is necessary to authorize the execution, delivery and performance of this Agreement by SCM Trust on behalf of the Acquiring Fund or the consummation of the Fund Transaction contemplated herein. This Agreement has been duly and validly executed and delivered by SCM Trust on behalf of the Acquiring Fund and is a legal, valid and binding obligation of SCM Trust, as it relates to the Acquiring Fund, enforceable in accordance with its terms (subject to applicable bankruptcy, insolvency, reorganization, moratorium and other Laws affecting the rights of creditors generally and the exercise of judicial discretion in accordance with general principles of equity).

(c) The authorized capital of SCM Trust is an unlimited number of shares of beneficial interest, par value $0.00001. The Acquiring Fund and each class of the Acquiring Fund has been duly established. The Acquiring Fund has no shares of beneficial interest issued and outstanding, and the shares of the Acquiring Fund to be issued and delivered to its Transaction Party pursuant to the terms of this Agreement will at the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued shares in the Acquiring Fund, and will be fully paid and non-assessable. There are no outstanding options, warrants or other rights of any kind to acquire from SCM Trust any shares of any class or series or equity interests of the Acquiring Fund or securities convertible into or exchangeable for, or which otherwise confer on the holder thereof any right to acquire, any such additional shares, nor is SCM Trust committed to issue any share appreciation or similar rights or options, warrants, rights or securities in connection with any series of shares.

(d) The Acquiring Fund (i) will elect to be taxed as a regulated investment company, will qualify for the tax treatment afforded regulated investment companies under the Code for its taxable year that includes the Closing Date, and intends to continue to qualify for such treatment for its subsequent taxable years, (ii) will be eligible to compute its federal income tax under Section 852 of the Code for the taxable year that includes the Closing Date, and (iii) will be treated as a separate corporation for federal income tax purposes pursuant to Section 851(g) of the Code for its taxable year that includes the Closing Date.

(e) SCM Trust has no subsidiaries.

(f) Except for consents, approvals, or waivers to be received prior to Closing, the execution, delivery or performance of this Agreement by SCM Trust for itself and on behalf of the Acquiring Fund does not, and the consummation of the Fund Transaction contemplated herein will not: (i) violate or conflict with the terms, conditions or provisions of its agreement and declaration of trust or by-laws, or of any contract, agreement, indenture, instrument, or other undertaking to which it is a party or by which it or the Acquiring Fund is bound, (ii) result in the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease or other undertaking to which SCM Trust is a party or by which it or the Acquiring Fund is bound, (iii) result in a breach or violation by SCM Trust or the Acquiring Fund of any terms, conditions, or provisions of any Law or Order, or (iv) require any consent or approval of, filing with or notice to, any Governmental or Regulatory Body.

(g) The minute books and other similar records of SCM Trust as made available to Shelton Funds prior to the execution of this Agreement contain a true and complete record of all action taken at all meetings and by all written consents in lieu of meetings of the shareholders of SCM Trust and the Acquiring Fund, and at all meetings and by all written consents in lieu of meetings of the SCM Board and committees of the SCM Board.

(h) SCM Trust and the Acquiring Fund have maintained, or caused to be maintained on its behalf, all Books and Records required of a registered investment company in compliance with the requirements of Section 31 of the 1940 Act and rules thereunder.

(i) There is no Action or Proceeding pending against or, to the best of SCM Trust’s knowledge, threatened against, relating to or affecting, SCM Trust or the Acquiring Fund.

(j) No agent, broker, finder or investment or commercial banker, or other Person or firm engaged by or acting on behalf of SCM Trust or the Acquiring Fund in connection with the negotiation, execution or performance of this Agreement or any other agreement contemplated hereby, or the consummation of the Fund Transaction contemplated hereby, is or will be entitled to any broker’s or finder’s or similar fees or other commissions as a result of the consummation of such Fund Transaction.

(k) SCM Trust is duly registered as an open-end management investment company under the 1940 Act, and the Acquiring Fund is “diversified” within the meaning of Section 5(b)(1) of the 1940 Act.

(l) As of the Closing Date, the current prospectus and statement of additional information of the Acquiring Fund conforms in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the SEC thereunder, and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading.

(m) The Proxy Statement/Prospectus to be included in the Registration Statement, and the documents incorporated therein by reference and any amendment or supplement thereto insofar as they relate to SCM Trust and the Acquiring Fund, each comply or will comply in all material respects with the applicable requirements of the 1933 Act and the 1940 Act and the applicable rules and regulations of the SEC thereunder. The Proxy Statement/Prospectus, Registration Statement and the documents incorporated therein by reference and any amendment or supplement thereto, insofar as they relate to SCM Trust and the Acquiring Fund, do not contain any untrue statement of a material fact or omit to state a material fact necessary in order to make the statements therein, in light of the circumstances under which they were made, not materially misleading; provided, however, that SCM Trust makes no representations or warranties as to the information contained in the Proxy Statement/Prospectus, Registration Statement and the documents incorporated therein by reference and any amendment or supplement thereto in reliance upon and in conformity with information relating to Shelton Funds or the Acquired Fund and furnished to SCM Trust thereby specifically for use in connection with the Proxy Statement/Prospectus, Registration Statement and the documents incorporated therein by reference and any amendment or supplement thereto.

(n) As of the Closing Date, the investment management agreement between SCM Trust on behalf of the Acquiring Fund and SCM; the distribution agreement, dated June 13, 2011, between SCM Trust and RFS Partners, LP; and the custody agreement dated May 17, 2013 between SCM Trust and US Bank, have been duly authorized, executed and delivered by SCM Trust, are valid and legally binding obligations of SCM Trust and comply in all material respects with the applicable requirements of the 1940 Act.

(o) SCM Trust, on behalf of the Acquiring Fund, has adopted a distribution and service plan pursuant to Rule 12b-1 under the 1940 Act and a multiple class plan pursuant to Rule 18f-3 under the 1940 Act. Such plan has been approved by the SCM Board and, to the extent required by law (as interpreted by Commission staff positions), by a majority of the SCM Board’s Independent Trustees and by the Acquiring Fund’s sole initial shareholder.

(p) SCM Trust, with respect to the SCM Board and the Acquiring Fund, complies and will comply with the requirements of Section 15(f)(1)(A) of the 1940 Act for a period of at least three years after the Closing Date and Section 15(f) (1)(B) of the 1940 Act for a period of at least two years after the Closing Date.

ARTICLE V – COVENANTS AND AGREEMENTS

5.1 Conduct of Business. After the date of this Agreement and on or prior to the Closing Date, Shelton Funds and SCM Trust will conduct the businesses of the Acquired Fund and the Acquiring Fund, respectively, only in the ordinary course and in accordance with this Agreement and, with respect to the Acquired Fund, the most recent prospectus and statement of additional information of each share class of the Acquired Fund. With respect to the Acquired Fund, it is being understood that such ordinary course of business shall include (a) the declaration and payment of customary dividends and distributions and (b) the continued good faith performance by the investment adviser, administrator, distributor and other service providers of their respective responsibilities in accordance with their agreements with the Acquired Fund and applicable law. In order to facilitate the transfer of Fund Assets on the Closing Date, SCM may limit or cease portfolio trading on behalf of an Acquired Fund for a period of up to three days prior to the Closing Date.

5.2 Portfolio Investments. The Acquired Fund has furnished SCM Trust with a schedule of the Acquired Fund’s portfolio investments as of the date of this Agreement. The Acquired Fund may sell any of such investments and will confer with SCM Trust concerning, and keep SCM Trust apprised of, any additional investments made for the Acquired Fund. SCM Trust has furnished Shelton Funds with a statement of the Acquiring Fund’s investment objectives, principal strategies and restrictions and will, within a reasonable time prior to the Closing Date, provide Shelton Funds with a list of the investments, if any, held by the Acquired Fund that would not be permitted under applicable Law or its Transaction Party’s investment policies or where the transfer of any investments would result in material operational or administrative difficulties to SCM Trust in connection with facilitating the orderly consummation of the Fund Transaction. Shelton Funds will consult with SCM Trust about selling or otherwise disposing of any such investments, or an amount thereof sufficient to avoid violating applicable Law or the Acquiring Fund’s investment policies or to avoid creating material operational or administrative difficulties for SCM Trust regarding the orderly transition of the Acquired Fund’s Fund Assets, prior to the Closing Date.

5.3 Shareholders’ Meeting. Shelton Funds will call, convene and hold a meeting of shareholders of the Acquired Fund as soon as practicable, in accordance with applicable Law and Shelton Funds’ declaration of trust, for the purpose of approving this Agreement and the Fund Transaction contemplated herein, and for such other purposes as may be necessary or desirable, and the Shelton Funds Board will recommend a favorable vote thereon.

5.4 Proxy Statement/Prospectus and Registration Statement.

(a) Shelton Funds and SCM Trust each will cooperate with each other in the preparation of the Proxy Statement/Prospectus and Registration Statement and cause the Registration Statement to be filed with the SEC as promptly as practicable after execution of this Agreement. Upon effectiveness of the Registration Statement, the Acquired Fund will cause the Proxy Statement/Prospectus to be delivered to shareholders of the Acquired Fund entitled to vote on this Agreement and the Fund Transaction contemplated herein at least twenty days and no more than ninety days prior to the date of the shareholders meeting called pursuant to Section 5.3.

(b) SCM Trust, having filed a post-effective amendment to its registration statement on Form N-1A (“SCM Trust’s N- 1A Registration Statement) with the SEC establishing the Acquiring Fund as series of SCM Trust, shall file any supplements and amendments as may be required. SCM Trust shall use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act and the 1940 Act, and to register the SCM Trust’s shares with such state securities commissions as it may deem appropriate in order to commence operations of the Acquiring Fund on the Closing Date.

5.5 Information. Shelton Funds and SCM Trust will furnish to one another, and the other’s accountants, legal counsel and other representatives, throughout the period prior to the Closing, all such cooperation, documents and other information concerning the Acquired Fund and the Acquiring Fund, respectively, and their business and properties as may reasonably be requested by the other Party. Such cooperation shall include providing copies of requested documents and other information. Each Party shall make its employees and officers available on a mutually convenient basis to provide explanation of any documents or information provided hereunder to the extent, if any, that such Party’s employees are familiar with such documents or information.

5.6 Notice of Material Changes. Each Party will notify the other Parties of any Material Adverse Effect to such Party as soon as practicable following any event causing such an effect.

5.7 Financial Statements. At the Closing, Shelton Funds will deliver to SCM Trust statements of assets and liabilities of the Acquired Fund, together with schedules of portfolio investments as of the Closing Date. These financial statements will present fairly the financial position and portfolio investments of the Acquired Fund as of the Closing Date in conformity with accounting principles generally accepted in the United States applied on a consistent basis, and there will be no material contingent liabilities of the Acquired Fund not disclosed in said financial statements. These financial statements shall be certified by the treasurer of Shelton Funds as, to the best of his or her knowledge, complying with the requirements of the preceding sentence. Acquired Fund also will deliver to the Acquiring Fund on or before the Closing Date, (i) the detailed tax-basis accounting records for each security or other investment to be transferred to the Acquiring Fund hereunder, which shall be prepared in accordance with the requirements for specific identification tax-lot accounting and clearly reflect the bases used for determination of gain and loss realized on the partial sale of any security to be transferred to the SCM Trust, and (ii) a copy of any other tax books and records of the Acquired Fund available and necessary for purposes of preparing any tax returns required to be filed after the Closing Date.

5.8 Other Necessary Action. Acquired Fund and SCM Trust will each take all necessary corporate or other action and use its best efforts to complete all filings and obtain all governmental and other consents and approvals required for consummation of the Fund Transaction contemplated by this Agreement.

5.9 Dividends. Prior to the Closing Date, the Acquired Fund shall declare and pay a dividend, which, together with all previous dividends, shall have the effect of distributing to its shareholders all of the Acquired Fund’s investment company taxable income (computed without regard to any deduction for dividends paid), if any, plus any excess of its interest income excludible from gross income under Section 103(a) of the Code over its deductions disallowed under Sections 265 and 171(a)(2) of the Code for all taxable periods or years ending on or before the Closing Date, and all of the Acquired Fund’s net capital gain, if any (after reduction for any capital loss carry-forward and computed without regard to any dividends paid), recognized in all taxable periods or years ending on the Closing Date.

5.10 Books and Records. Each Party will make available to the other Parties for review any Books and Records which are reasonably requested by such other Party in connection with this Reorganization.

5.11 Section 368(a). Shelton Funds and SCM Trust agree to report the Reorganization as a reorganization qualifying under Section 368(a) of the Code, with the Acquiring Fund Transaction Party as the successor to the Acquired Fund Transaction Party. No Party shall take any action or cause any action to be taken (including, without limitation, the filing of any tax return) that results in the failure of a Reorganization to qualify as a reorganization within the meaning of Section 368(a) of the Code or is inconsistent with the treatment of that Reorganization as a reorganization within the meaning of such Code section. At or prior to the Closing Date, the parties to this Agreement will take such reasonable action, or cause such action to be taken, as is reasonably necessary to enable Davis Graham & Stubbs LLP to render the tax opinion contemplated in this Agreement.

5.12 Reporting Responsibility. Any reporting responsibility of the Acquired Fund, including, without limitation, the responsibility for filing of regulatory reports, tax returns or other documents with the Commission, any state securities commission, and any federal, state or local tax authorities or any other relevant authority, shall be assumed by and shall become the responsibility of the Acquiring Fund.

ARTICLE VI – CONDITIONS PRECEDENT

6.1 Conditions Precedent to Obligations of Acquired Fund. The obligations of the Acquired Fund to conclude the Fund Transaction provided for herein shall be subject, at its election, to the performance by SCM Trust of all of the obligations to be performed by it hereunder on or before the Closing Date and to the condition that the representations and warranties of SCM Trust contained in this Agreement are true and correct as of the Closing Date (as though made on and as of the Closing Date), and, in addition thereto, to the following further conditions:

(a) With respect to the Acquired Fund, the transfer of all of the Fund Assets to and the assumption of all of the Liabilities by its Transaction Party shall have been duly approved by the Shelton Funds Board and by the requisite affirmative vote of the shareholders of the Acquired Fund.

(b) SCM Trust shall have furnished to Acquired Fund the opinion of Davis Graham & Stubbs LLP, in a form reasonably satisfactory to the Acquired Fund, and dated as of the Closing Date, to the effect that:

(i) SCM Trust is a validly existing voluntary association with transferable shares of beneficial interest under Massachusetts Law.

(ii) SCM Trust has the power to carry on its business as presently conducted in accordance with the description thereof in SCM Trust’s N-1A Registration Statement under the 1933 Act and the 1940 Act.

(iii) The Agreement has been duly authorized, executed and delivered by SCM Trust, on behalf of the Acquiring Fund, and constitutes a valid and legally binding obligation of SCM Trust, on behalf of the Acquiring Fund, enforceable in accordance with its terms, subject to bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium and laws of general applicability relating to or affecting creditors’ rights and to general equity principles.

(iv) The execution and delivery of the Agreement by SCM Trust, on behalf of the Acquiring Fund, did not, and the issuance of Acquiring Fund shares pursuant to the Agreement will not, violate SCM Trust’s declaration of trust or by-laws.

(v) The Acquiring Fund shares to be delivered as provided for by the Agreement are duly authorized and, upon such delivery, will be validly issued and will be fully paid and non-assessable.

(vi) To the knowledge of such counsel, and without any independent investigation, (i) the SCM Trust is not subject to any litigation or other proceedings that might have a materially adverse effect on the operations of the Acquiring Fund, (ii) SCM Trust is registered as an investment company with the SEC and is not subject to any stop order, and (iii) all regulatory consents, authorizations, approvals or filings required to be obtained or made by the SCM Trust under the federal laws of the United States or Massachusetts Law for the issuance of Acquiring Fund shares pursuant to the Agreement, have been obtained or made.

(vii) As of the date of their mailing, the Proxy Statement/Prospectus and as of the date of its filing, the Registration Statement (other than as each may relate to information about Shelton Funds and the Acquired Fund or the financial statements and other financial and statistical information contained therein, as to which such counsel need express no opinion) comply as to form in all material respects with the applicable requirements of the 1933 Act and the 1940 Act and the applicable rules and regulations of the SEC thereunder.

(c) The delivery of such opinion is conditioned upon receipt by Davis Graham & Stubbs LLP of customary representations it shall reasonably request of SCM Trust.

(d) SCM Trust shall have furnished to the Acquired Fund a certificate of SCM Trust, signed by the principal executive officer and the principal financial officer of SCM Trust, dated as of the Closing Date, to the effect that such officers have examined the Proxy Statement/Prospectus and the Registration Statement (and any supplement thereto) and this Agreement and that:

(i) the representations and warranties of SCM Trust in this Agreement are true and correct in all material respects on and as of the Closing Date with the same effect as if made on the Closing Date and SCM Trust has complied with all the agreements and satisfied all the conditions on its part to be performed or satisfied at or prior to the Closing;

(ii) no stop order suspending the effectiveness of the Registration Statement has been issued and no proceedings for that purpose have been instituted or, to SCM Trust’s knowledge, threatened; and

(e) Prior to the Closing Date, SCM Trust shall have furnished to Shelton Funds such further information, certificates and documents, including certified copies of the minutes of the meetings of the SCM Board, Shelton Funds may reasonably request.

(f) Shelton Funds shall have completed to its satisfaction their due diligence reviews of SCM Trust and the Acquiring Fund.

6.2 Conditions Precedent to Obligations of SCM Trust. The obligation of SCM Trust to conclude the Fund Transaction provided for herein shall be subject, at its election, to the performance by Acquired Fund of all of the obligations to be performed by it hereunder on or before the Closing Date and to the condition that the representations and warranties of Acquired Fund contained in this Agreement are true and correct as of the Closing Date (as though made on and as of the Closing Date), and, in addition thereto, to the following further conditions:

(a) With respect to the Acquired Fund, the transfer of all of the Fund Assets to and the assumption of all of the Liabilities by its Transaction Party shall have been duly approved by the Shelton Funds Board and by the requisite affirmative vote of the shareholders of the Acquired Fund.

(b) Shelton Funds shall have furnished to SCM Trust the opinion of Davis Graham & Stubbs LLP dated as of the Closing Date, to the effect that:

(i) Shelton Funds is a Delaware statutory trust duly organized and validly existing in good standing under Delaware Law and has full power under its declaration of trust to conduct its business as it is now being conducted and to own the properties and assets it now owns.

(ii) To the knowledge of such counsel, and without any independent investigation, Shelton Funds is registered as an investment company with the SEC under the 1940 Act as an open-end management investment company, and is not subject to any stop order.

(iii) All issued and outstanding Acquired Fund shares are duly authorized, validly issued, fully paid and non-assessable.

(iv) Except as set forth in Shelton Funds’ registration statement on Form N-1A, such counsel knows of no material legal proceedings pending or threatened against Shelton Funds or the Acquired Fund that might have a materially adverse effect on the operations of the Acquired Fund.

(v) This Agreement has been duly authorized, executed and delivered by Shelton Funds and, assuming due authorization, execution and delivery by SCM Trust, constitutes a valid and legally binding obligation of Shelton Funds, enforceable in accordance with its terms, subject to applicable bankruptcy, insolvency, reorganization, moratorium and other Laws affecting the rights of creditors generally and the exercise of judicial discretion in accordance with general principles of equity.

(vi) As of the date of their mailing, and solely as they relate to information about Shelton Funds and the Acquired Fund, the Proxy Statement/Prospectus and as of the date of its filing, the Registration Statement (other than the financial statements and other financial and statistical information contained therein, as to which such counsel need express no opinion) comply as to form in all material respects with the applicable requirements of the 1933 Act and the 1940 Act and the applicable rules and regulations of the SEC thereunder.

(vii) The execution and delivery of this Agreement and the consummation of the Fund Transaction herein contemplated do not and will not conflict with or result in a material breach of the terms or provisions of, or constitute a material default under, the declaration of trust of Shelton Funds or any material agreement or instrument known to such counsel to which Shelton Funds is a party or by which any properties belonging to the Acquired Fund may be bound.

(viii) The execution and delivery of this Agreement and the consummation of the Fund Transaction herein contemplated do not and will not conflict with or result in a material breach or violation by Shelton Funds or the Acquired Fund of any terms, conditions, or provisions of any federal securities Law or Delaware Law.

(ix) To the knowledge of such counsel, no consent, approval, authorization or other action by or filing with any Governmental or Regulatory Body is required in connection with the consummation of the transactions herein contemplated, except such as have been obtained or made under the 1933 Act and the 1940 Act and the applicable rules and regulations of the SEC thereunder and Delaware Law and such as may be required under state securities Laws.

(c) In rendering such opinion, Davis Graham & Stubbs LLP, may rely upon certificates of officers of Shelton Funds and of public officials as to matters of fact.

(d) The Acquired Fund shall have furnished to SCM Trust a certificate of Shelton Funds, signed by such Party’s principal executive officer and principal financial officer, dated as of the Closing Date, to the effect that they have examined the Proxy Statement/Prospectus and the Registration Statement (and any supplement thereto) and this Agreement and that:

(i) the representations and warranties of the Acquired Fund (as applicable) in this Agreement are true and correct in all material respects on and as of the Closing Date with the same effect as if made on the Closing Date and Acquired Fund (as applicable) has complied with all the agreements and satisfied all the conditions on its part to be performed or satisfied at or prior to the Closing; and

(ii) since the date of the most recent financial statements of the Acquired Fund included in the Proxy Statement/Prospectus (or any supplement thereto), there has been no Material Adverse Effect on the business or properties of the Acquired Fund (other than changes in the ordinary course of business, including, without limitation, dividends and distributions in the ordinary course and changes in net asset value per share), except as set forth in or contemplated in the Proxy Statement/Prospectus (or any supplement thereto).

(e) Shelton Funds shall have duly executed and delivered to SCM Trust, on behalf of the Acquired Fund, such bills of sale, assignments, certificates and other instruments of transfer (“Transfer Documents”) as SCM Trust may reasonably deem necessary or desirable to evidence the transfer to the respective Transaction Party of the Acquired Fund all of the right, title and interest of the Acquired Fund in and to the Fund Assets of such Acquired Fund. In each case, the Fund Assets of the Acquired Fund shall be accompanied by all necessary state stock transfer stamps or cash for the appropriate purchase price therefor.

(f) SCM Trust shall have received: (i) a certificate of an authorized signatory of the Custodian, stating that the Fund Assets of the Acquired Fund have been delivered, and (ii) a certificate of an authorized signatory of the transfer agent for SCM Trust, stating that its records contain the names and addresses of the record holders of the Acquired Fund shares and the number and percentage of ownership of the Acquired Fund shares owned by each such holder as of the close of business on the Valuation Time.

(g) Prior to the Closing Date, Shelton Funds shall have furnished to SCM Trust such further information, certificates and documents, including certified copies of the minutes of the meetings of the Shelton Funds Board and shareholders, as SCM Trust may reasonably request.

(h) SCM Trust shall have completed to its satisfaction its due diligence review of Shelton Funds and the Acquired Fund.

(i) Shelton Funds’ and the Acquired Fund’s agreements with each of their respective service contractors shall have terminated at the Valuation Time with respect to the Acquired Fund and each Party has received reasonable assurance that no claim for damages (liquidated or otherwise) will arise as a result of such termination.

(j) At the Closing Date, except as previously disclosed to SCM Trust in writing, and except as have been corrected as required by applicable Law, and to the best of Shelton Funds’ knowledge, there shall have been no material miscalculations of the net asset value of the Acquired Fund or the net asset value per share of any class or series of shares during the twelve-month period preceding the Closing Date, and all such calculations shall have been made in accordance with the applicable provisions of the 1940 Act. At the Closing Date, all liabilities of the Acquired Fund which are required to be reflected in the net asset value per share of each share class of the Acquired Fund in accordance with applicable Law will be reflected in the net asset value per share of such share class of the Acquired Fund.

6.3 Other Conditions Precedent. Unless waived in writing by the Parties with the consent of the respective boards trustees of Shelton Funds and SCM Trust, as applicable, all obligations under this Agreement are subject to the fulfillment, prior to or at the Closing, of each of the following conditions:

(a) The Registration Statement shall have become effective under the 1933 Act, and no stop order suspending effectiveness of the Registration Statement shall have been issued and no proceedings for that purpose shall have been instituted or threatened.

(b) SCM Trust’s registration statement, as amended to add the Acquiring Fund as series of SCM Trust, shall have become effective under the 1933 Act and the 1940 Act, and no stop order suspending effectiveness of SCM Trust’s N-1A Registration Statement shall have been issued and no proceedings for that purpose shall have been instituted or threatened.

(c) All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities (including those of the SEC and of state “Blue Sky” and securities authorities) deemed necessary by Shelton Funds or SCM Trust to permit consummation, in all material respects, of the Fund Transaction contemplated hereby shall have been obtained, except when failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquired Fund or its Transaction Party.

(d) Shelton Funds and SCM Trust shall have received an opinion from Davis Graham & Stubbs LLP (based upon certain facts, qualifications, assumptions and representations) in a form reasonably satisfactory to SCM Trust that with respect to the Reorganization, for federal income tax purposes:

(i) the Reorganization will constitute a “reorganization” within the meaning of section 368(a) of the Code, and the Acquiring Fund and the Acquired Fund will each be a “party to a reorganization” within the meaning of section 368(b) of the Code;

(ii) the Acquired Fund will recognize no gain or loss (a) upon the transfer of its assets to the Acquiring Fund in exchange for Acquiring Fund shares and the assumption by the Acquiring Fund of all the Acquired Fund’s liabilities, and (b) upon the distribution of those shares to the shareholders of the Acquired Fund, except for (A) gain or loss that may be recognized on the transfer of “section 1256 contracts” as defined in Section 1256(b) of the Code, (B) gain that may be recognized on the transfer of stock in a “passive foreign investment company” as defined in Section 1297(a) of the Code, and (C) any other gain or loss that may be required to be recognized upon the transfer of an asset regardless of whether such transfer would otherwise be a non-recognition transaction under the Code;

(iii) the Acquiring Fund will recognize no gain or loss upon the receipt of the Fund Assets of the Acquired Fund in exchange for shares of the Acquiring Fund and the assumption of the Liabilities of the Acquired Fund;

(iv) the tax basis in the hands of the Acquiring Fund of each Fund Asset transferred by the Acquired Fund to the Acquiring Fund in the Reorganization will be the same as the basis of that Fund Asset in the hands of the Acquired Fund immediately before the transfer, increased by the amount of gain (or decreased by the amount of loss), if any, recognized by the Acquired Fund on the transfer;

(v) the holding period of each Fund Asset of the Acquired Fund in the hands of the Acquiring Fund, other than assets with respect to which gain or loss is required to be recognized, will include the period during which that Fund Asset was held by the Acquired Fund;

(vi) the shareholders of the Acquired Fund will recognize no gain or loss upon the exchange of shares of the Acquired Fund for shares of the Acquiring Fund;

(vii) the aggregate tax basis of the Acquiring Fund shares received by each shareholder of the Acquired Fund will equal the aggregate tax basis of Acquired Fund shares surrendered in exchange therefor;

(viii) the holding periods of the Acquiring Fund shares received by each Acquired Fund shareholder will include the holding periods of the Acquired Fund shares surrendered in exchange therefor, provided that the Acquired Fund shares are held by that shareholder as capital assets on the date of the exchange; and

(ix) the Acquiring Fund will succeed to and take into account the tax attributes of the Acquired Fund described in Section 381(c) of the Code.

(e) No suit, action or other proceeding against Shelton Funds, the Acquired Fund, SCM Trust or the Acquiring Fund or their respective officers or trustees shall be threatened or pending before any court or other Governmental or Regulatory Body in which it will be, or it is, sought to restrain or prohibit the Fund Transaction contemplated by this Agreement or to obtain damages or other relief in connection with this Agreement or the Fund Transaction contemplated hereby.

ARTICLE VII – EXPENSES

7.1 Expenses Borne by Acquired Fund and the Acquiring Fund. Each of the Acquired Fund and the Acquiring Fund will bear, on a pro rata basis relative to its assets on the Closing Date, all expenses, incurred or charged by, or owed to, the respective service providers in connection with the Reorganization, including, but not limited to, the following:

(a) all fees, expenses and costs of their respective agents, representatives, outside counsel, accountants, and other service providers;

(b) their regulatory filings, tax and other legal opinions, and other related documents;

(c) the drafting, reviewing and filing of the Registration Statement, and mailing of the Proxy Statement/Prospectus and related materials to shareholders of the Acquired Fund;

(d) conversion programming for the Reorganization incurred by Gemini Fund Services, Inc.; and

(e) any other third-party related costs that are mutually agreed upon in writing between the Parties.

ARTICLE VIII – AMENDMENTS AND TERMINATION

8.1 Amendments. The Parties may amend this Agreement in such manner as may be agreed upon, whether before or after the meeting of the Acquired Fund shareholders at which action upon this Agreement and the Fund Transaction contemplated hereby is to be taken; provided, however, that after the requisite approval of the shareholders of the Acquired Fund has been obtained, this Agreement shall not be amended or modified so as to change the provisions with respect to the Fund Transaction herein contemplated in any manner that would materially and adversely affect the rights of such shareholders without their further approval.

8.2 Termination. Notwithstanding anything in this Agreement to the contrary, this Agreement may be terminated at any time prior to the Closing Date:

(a) by the mutual consent of the Parties;

(b) by Shelton Funds (i) upon any material breach by SCM Trust or the Acquiring Fund of any of its representations, warranties or covenants contained in this Agreement, provided that SCM Trust or the Acquired Fund shall have been given a period of 10 Business Days to cure such breach or (ii) if the conditions set forth in in the representations and warranties are not satisfied as specified;

(c) by SCM Trust (i) upon any material breach by Shelton Funds or the Acquired Fund of any of its representations, warranties or covenants contained in this Agreement, provided that Shelton Funds or the Acquired Fund shall have been given a period of 10 Business Days to cure such breach or (ii) if the conditions set forth in the representations are not satisfied as specified in said sections; and

(d) by either Party if the Closing does not occur by ________, 2018.

8.3 Damages. If for any reason the Fund Transaction contemplated by this Agreement is not consummated, no Party shall be liable to any other Party for any damages resulting therefrom, including without limitation consequential damages.

ARTICLE IX – PUBLICITY; CONFIDENTIALITY

9.1 Publicity. Any announcements or similar publicity with respect to this Agreement or the Fund Transaction contemplated herein will be made at such time and in such manner as the Parties mutually shall agree, provided that nothing herein shall prevent either Party from making such public announcements as may be required by Law, in which case the Party issuing such statement or communication shall advise the other Party prior to such issuance.

9.2 Confidentiality. The Parties will hold, and will cause their board members, officers, employees, representatives, agents and affiliated Persons to hold, in strict confidence, and not disclose to any other Person, and not use in any way except in connection with the Fund Transaction herein contemplated, without the prior written consent of the other Party, all confidential information obtained from the other Party in connection with the Fund Transaction contemplated by this Agreement (including the existence of this Agreement, any of the terms hereof, and the negotiations between the Parties hereto), except such information may be disclosed: (i) to shareholders, if necessary, in connection with any approvals or consents to the Fund Transaction contemplated by this Agreement, to Governmental or Regulatory Bodies, and, where necessary, to any other Person in connection with the obtaining of consents or waivers as contemplated by this Agreement; (ii) if required by court order or decree or applicable Law; (iii) if it is publicly available through no act or failure to act of such Party; (iv) if it was already known to such Party on a non-confidential basis on the date of receipt; (v) during the course of or in connection with any litigation, government investigation, arbitration, or other proceedings based upon or in connection with the subject matter of this Agreement, including, without limitation, the failure of the Fund Transaction contemplated hereby to be consummated; or (vi) if it is otherwise expressly provided for herein.

In the event of a termination of this Agreement, each Party agrees that it along with their board members, employees, representative agents and affiliated Persons shall, and shall cause its Affiliates to, except with the prior written consent of the other Party, keep secret and retain in strict confidence, and not use for the benefit of itself or themselves, nor disclose to any other Person, any and all confidential or proprietary information relating to the other Party and its related parties and Affiliates, whether obtained through its due diligence investigation, this Agreement or otherwise, except such information may be disclosed: (i) if required by court order or decree or applicable Law; (ii) if it is publicly available through no act or failure to act of such Party; (iii) during the course of or in connection with any litigation, government investigation, arbitration, or other proceedings based upon or in connection with the subject matter of this Agreement, including, without limitation, the failure of the Fund Transaction contemplated hereby to be consummated; or (iv) if it is otherwise expressly provided for herein.

ARTICLE X – MISCELLANEOUS

10.1 Entire Agreement. This Agreement (including the lists, schedules and documents delivered pursuant hereto, which are a part hereof) constitutes the entire agreement of the Parties with respect to the matters covered by this Agreement. This Agreement supersedes any and all prior understandings, written or oral, between the Parties and may be amended, modified, waived, discharged or terminated only by an instrument in writing signed by an authorized executive officer of the Party against which enforcement of the amendment, modification, waiver, discharge or termination is sought.

10.2 Notices. All notices or other communications under this Agreement shall be in writing and sufficient if delivered personally, via email, via fax (if confirmed) or sent via registered or certified mail, postage prepaid, return receipt requested, addressed as follows:

If to Shelton Funds:

1050 17th Street #1710

Denver, CO 80265

Attn: Stephen Rogers

Telephone No.: (800) 995-9988

Facsimile No.:

E-mail: srogers@sheltoncap.com

With copies (which shall not constitute notice) to:

Davis Graham & Stubbs LLP

1550 17th Street, Suite 500

Denver, CO 80202225 Fifth Avenue

Attn: Peter H. Schwartz

Telephone No.: (303) 892-7381

Facsimile No.: (303) 893-1379

E-mail: peter.schwartz@dgslaw.com

If to SCM Trust:

SCM Trust

1050 17th Street #1710

Denver, CO 80265

Attn: Stephen Rogers

Telephone No.: (800) 995-9988

Facsimile No.:

E-mail: srogers@sheltoncap.com

With a copy (which shall not constitute notice) to:

Davis Graham & Stubbs LLP

1550 17th Street, Suite 500

Denver, CO 80202225 Fifth Avenue

Attn: Peter Schwartz

Telephone No.: (303) 892-7381

Facsimile No.: (303) 893-1379

E-mail: peter.schwartz@dgslaw.com

10.3 Waiver. The failure of any Party hereto to enforce at any time any of the provisions of this Agreement shall in no way be construed to be a waiver of any such provision, nor in any way to affect the validity of this Agreement or any part hereof or the right of any Party thereafter to enforce each and every such provision. No waiver of any breach of this Agreement shall be held to be a waiver of any other or subsequent breach. A Party may waive any condition to its obligations hereunder (such waiver to be in writing and authorized by an authorized officer of the waiving Party).

10.4 Assignment. This Agreement shall inure to the benefit of and be binding upon the Parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any Party without the written consent of the other Party. Nothing herein, express or implied, is intended to or shall confer any rights, remedies or benefits upon any Person other than the Parties hereto.

10.5 Survival. The respective representations, warranties and covenants contained in this Agreement shall not survive the consummation of the Fund Transactions contemplated hereunder; provided that this paragraph 10.5 shall not limit any covenant contained herein that by its terms contemplates performance after Closing, including paragraph 1.5, nor shall it limit any covenants contained in Article VII.

10.6 Headings. The headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

10.7 Counterparts. This Agreement may be executed simultaneously in two or more counterparts, each of which shall be deemed an original, but all of which together shall constitute one and the same instrument.

10.8 Governing Law. This Agreement shall be governed by and construed in accordance with Delaware Law, without regard to its principles of conflicts of laws.

10.9 Further Assurances. Subject to the terms and conditions herein provided, each of the Parties hereto shall use its best efforts to take, or cause to be taken, such action, to execute and deliver, or cause to be executed and delivered, such additional documents and instruments and to do, or cause to be done, all things necessary, proper or advisable under the provisions of this Agreement and under applicable Law to consummate and make effective the Fund Transaction contemplated by this Agreement, including, without limitation, delivering and/or causing to be delivered to the other Party hereto each of the items required under this Agreement as a condition to such Party’s obligations hereunder. In addition, Shelton Funds shall deliver or cause to be delivered to SCM Trust, the Books and Records of the Acquired Fund (regardless of whose possession they are in).

10.10 Beneficiaries. Nothing contained in this Agreement shall be deemed to create rights in Persons not parties hereto (including, without limitation, any shareholder of Shelton Funds or SCM Trust).

10.11 Validity. Whenever possible, each provision and term of this Agreement shall be interpreted in a manner to be effective and valid, but if any provision or term of this Agreement is held to be prohibited by Law or invalid, then such provision or term shall be ineffective only in the jurisdiction or jurisdictions so holding and only to the extent of such prohibition or invalidity, without invalidating or affecting in any manner whatsoever the remainder of such provision or term or the remaining provisions or terms of this Agreement.

10.12 Effect of Facsimile Signature. A facsimile signature of an authorized officer of a Party hereto on any Transfer Document shall have the same effect as if executed in the original by such officer.

10.13 SCM Trust Liability. All Persons dealing with SCM Trust or the Acquiring Fund must look solely to the property of SCM Trust or the Acquiring Fund for the enforcement of any claims as none of its trustees, officers, agents or shareholders assume any personal liability for obligations entered into on behalf of SCM Trust. Both Parties specifically acknowledge and agree that any liability of SCM Trust under this Agreement with respect to the Acquiring Fund, or in connection with the Fund Transaction contemplated herein, shall be discharged only out of the assets of the Acquiring Fund and that no other portfolio of SCM Trust shall be liable with respect thereto. A copy of the declaration of trust of SCM Trust is on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that this Agreement is executed on behalf of the SCM Trust by officers of the SCM Trust as officers and not individually and that the obligations of or arising out of this instrument are not binding upon any of the trustees, officers or shareholders individually but are binding only upon the assets and property of the SCM Trust.

10.14 Shelton Funds Liability. All Persons dealing with Shelton Funds or the Acquired Fund must look solely to the property of Shelton Funds or the Acquired Fund for the enforcement of any claims as none of its trustees, officers, agents or shareholders assume any personal liability for obligations entered into on behalf of Shelton Funds. Both Parties specifically acknowledge and agree that any liability of the Acquired Fund, or in connection with the Fund Transaction contemplated herein, shall be discharged only out of the assets of the Acquired Fund and that no other portfolio of Shelton Funds shall be liable with respect thereto. Notice is hereby given that this Agreement is executed on behalf of Shelton Funds by officers of Shelton Funds as officers and not individually and that the obligations of or arising out of this instrument are not binding upon any of the trustees, officers or shareholders individually but are binding only upon the assets and property of Shelton Funds.

ARTICLE XI – DEFINITIONS

As used in this Agreement, the following terms have the following meanings:

“Action or Proceeding” means any action, suit, proceeding or arbitration by any Person, or any investigation or audit by any Governmental or Regulatory Body.

“Affiliate” means, with respect to any Person, any other Person controlling, controlled by or under common control with such first Person.

“Books and Records” means Shelton Funds’ and/or SCM Trust’s accounts, books, records or other documents (including but not limited to minute books, stock transfer ledgers, financial statements, tax returns and related work papers and letters from accountants, and other similar records) required to be maintained by Shelton Funds or SCM Trust with respect to the Acquired Fund or Acquiring Fund, respectively, pursuant to Section 31(a) of the 1940 Act and Rules 31a-1 to 31a-3 thereunder.

“Business Day” means a day other than Saturday, Sunday or a day on which banks located in New York City are authorized or obligated to close.

“Fund Assets” means all properties and assets of every kind and description whatsoever, including, without limitation, all cash, cash equivalents, securities, claims (whether absolute or contingent, known or unknown, accrued or unaccrued) and receivables (including dividend and interest receivable) good will and other intangible property, Books and Records, and all interests, rights, privileges and powers, owned by Shelton Funds on behalf of the Acquired Fund, and any prepaid expenses shown on the Acquired Fund’s books on the Closing Date.

“Governmental or Regulatory Body” means any court, tribunal, arbitrator or any government or political subdivision thereof, whether federal, state, county, local or foreign, or any agency, authority, official or instrumentality of any such government or political subdivision.

“Law” means any law, statute, rule, regulation, ordinance and other pronouncement having the effect of law of any Governmental or Regulatory Body.

“Liabilities” means all liabilities and obligations of any nature, whether accrued, absolute, contingent, unknown or otherwise of the Acquired Fund including, but not limited to, those reflected on an unaudited statement of assets and liabilities of the Acquired Fund prepared by Shelton Funds’ accounting and administration services agent as of the Closing Date in accordance with generally accepted accounting principles consistently applied from the prior audited reporting period and reviewed and approved by the respective treasurers of Shelton Funds, and SCM Trust on the Closing Date.

“Material Adverse Effect” as to any Person means a material adverse effect on the business, prospects, and results of operations or financial condition of such Person.

“1933 Act” means the Securities Act of 1933, as amended.

“Order” means any writ, judgment, decree, injunction or similar order of any Government or Regulatory Body, in each case whether preliminary or final.

“Person” means any individual, corporation, partnership, firm, joint venture, association, joint-stock company, trust, unincorporated organization, Governmental or Regulatory Body or other entity.

“SEC” means the U.S. Securities and Exchange Commission.

IN WITNESS WHEREOF, the Parties have caused this Agreement to be duly executed and delivered by their duly authorized officers, as of the day and year first above written.

SHELTON FUNDS
On behalf of its series listed on Exhibit A

By:
Name:	Stephen C. Rogers
Title:	Chairman

SCM TRUST
On behalf of its series listed on Exhibit A

By:
Name:	Stephen C. Rogers
Title:	Chairman

CCM Partners, LP
Solely for purposes of paragraphs 4.3, 5.1, and 7.1

By:
Name:	Stephen C. Rogers
Title:	Chief Executive Officer

EXHIBIT A to the Plan of Reorganization

Transaction Parties

Shelton Funds		SCM Trust
European Growth and Income Fund		Shelton Select International Equity Fund
Class K	to	Investor Class
Direct Class	to	Institutional Class

PART B

STATEMENT OF ADDITIONAL INFORMATION

SCM Trust

Shelton International Select Equity Fund

1050 17th Street, Suite 1710

Denver, CO 80265

The date of this Statement of Additional Information is June __, 2018.

This Statement of Additional Information (“SAI”) is not a prospectus, but should be read in conjunction with the Combined Proxy Statement and Prospectus dated May __ , 2018 for use in connection with the solicitation of proxies by the Board of Trustees of Shelton Funds for use at a Special Meeting of Shareholders of the European Growth and Income Fund, relating to the Reorganization of the European Growth and Income Fund into the Shelton International Select Equity Fund, a series of SCM Trust (the “International Select Equity Fund”). A copy of the Combined Proxy Statement and Prospectus may be obtained without charge by calling Shelton Capital Management at (800) 955-9988 or writing Shelton Funds at 1050 17th Street, Suite 1710, Denver, CO 80265.

This SAI relates specifically to the proposed Reorganization of the European Growth and Income Fund with and into the International Select Equity Fund. The SAI consists of this cover page, the pro forma financial information on the following pages and the following described documents, each of which are hereby incorporated by reference.

(1) The Prospectus dated January 1, 2018 of Shelton Funds, as supplemented January 11, 2018, and February 28, 2018 (Accession Nos. 0001398344-17-016363, 0001398344-18-000479 and 0001398344-18-003139).

(2)The Statement of Additional Information dated January 1, 2018 of Shelton Funds (Accession No. 0001398344-17-016363).

(3)The Certified Annual Report of Shelton Funds for the period ended August 31, 2017 (Accession No. 0001398344-17-014143).

(4)The Prospectus dated May 1, 2018 of SCM Trust (Accession No. 0001398344-18-006776).

(5)The Statement of Additional Information dated May 1, 2018 of SCM Trust (Accession No. 0001398344-18-006776).

(6)The Certified Shareholder Annual Report of SCM Trust dated December 31, 2017 (Accession No. 0001398344-18-003843).

(7)The Semi-Annual Report of Shelton Funds in respect of the European Growth and Income Fund dated February 28, 2018 (Accession No. 0001398344-18-006179).

PRO FORMA FINANCIAL INFORMATION

The accompanying unaudited pro forma financial statements are presented to show the effect of the proposed Reorganization, which involves the Reorganization of the European Growth and Income Fund to be reorganized into the Shelton International Select Equity Fund. The Shelton International Select Equity Fund is a series of the SCM Trust.

The unaudited Pro Forma Combined Schedule of Investments and Combined Statement of Assets and Liabilities reflect the financial position of the European Growth and Income Fund and Shelton International Select Equity Fund at December 31, 2017 and assumes that the Reorganization occurred on that date. The unaudited Pro Forma Combined Statement of Operations reflects the results of operations of the European Growth and Income Fund and Shelton International Select Equity Fund for the year ended December 31, 2017, and assumes that the Reorganization occurred at the beginning of the period. The Shelton International Select Equity Fund will be the accounting survivor for financial statement purposes.

The unaudited pro forma financial information set forth below is for informational purposes only and does not purport to be indicative of the financial condition that actually would have resulted if the Reorganization had been consummated. The closing of the reorganization of the European Growth and Income Fund is contingent upon certain conditions being satisfied or waived, including that shareholders of the European Growth and Income Fund must approve the Reorganization.

These pro forma numbers have been estimated in good faith based on information regarding the European Growth and Income Fund and the Shelton International Select Equity Fund. The unaudited pro forma financial information should be read in conjunction with the historical financial statements of the SCM Trust, which are available in its annual shareholder reports.

PRO FORMA COMBINED

PORTFOLIO OF INVESTMENTS - December 31, 2017 (Unaudited)

	SHELTON EUROPEAN GROWTH AND INCOME FUND		SHELTON INTERNATIONAL SELECT EQUITY FUND		PRO FORMA ADJUSTMENTS			SHELTON INTERNATIONAL SELECT EQUITY FUND PRO FORMA COMBINED

Security Description	Shares	Value	Shares	Value	Shares	Value		Shares	Value
Common Stock (98.29%)

Australia (0.17%)
BHP Billiton Ltd	1,900	87,381	-	-	-	-		1,900	87,381
South32 Ltd	760	10,279	-	-	-	-		760	10,279
Total Australia		97,660							97,660

Belgium (3.31%)
Anheuser-Busch InBev SA/NV	3,700	412,772	-	-	-	-		3,700	412,772
KBC Group NV			17,445	1,489,610	-	-		17,445	1,489,610
Total Belgium		412,772		1,489,610		-			1,902,382

Brazil (2.21%)
Banco Bradesco SA	-	-	123,775	1,267,456	-	-		123,775	1,267,456
Total Brazil				1,267,456		-			1,267,456

Britain (8.76%)
ASOS PLC	-	-	8,890	807,543	-	-		8,890	807,543
British American Tobacco PLC	6,200	415,338			-	-		6,200	415,338
Diageo PLC	2,735	399,392			-	-		2,735	399,392
GlaxoSmithKline PLC	8,050	285,534			-	-		8,050	285,534
HSBC Holdings PLC	2,569	132,663			-	-		2,569	132,663
Intertek Group PLC	-	-	17,050	1,197,042	-	-		17,050	1,197,042
Rio Tinto PLC	3,600	190,548			-	-		3,600	190,548
Unilever NV	6,508	366,531	21,920	1,234,534	-	-		28,428	1,601,065
Total Britain		1,790,006		3,239,119		-			5,029,125

China (4.55%)
Alibaba Group Holding Ltd	-	-	7,175	1,237,185	-	-		7,175	1,237,185
Tencent Holdings Ltd	-	-	26,600	1,381,500	-	-		26,600	1,381,500
Total China				2,618,685		-			2,618,685

Denmark (2.62%)
Ambu A/S	-	-	16,800	1,506,483	-	-		16,800	1,506,483
Total Denmark				1,506,483		-			1,506,483

France (14.40%)
AXA SA	18,984	563,160	-	-	-	-		18,984	563,160
BNP Paribas SA	5,452	203,632	18,200	1,360,447	-	-		23,652	1,564,079
L'Oreal SA	-	-	6,100	1,354,738	-	-		6,100	1,354,738
LVMH Moet Hennessy Louis Vuitt	9,300	545,910	-	-	-	-		9,300	545,910
Sanofi	7,700	331,100	-	-	-	-		7,700	331,100
Thales SA	-	-	11,000	1,187,208	-	-		11,000	1,187,208
TOTAL SA	6,964	384,970	21,552	1,191,629	-	-		28,516	1,576,599
Valeo SA	-	-	15,300	1,144,040	-	-		15,300	1,144,040
Total France		2,028,772		6,238,062		-			8,266,834

Germany (12.11%)
adidas AG	-	-	4,600	923,284	-	-		4,600	923,284
Allianz SE	18,157	416,976	-	-	-	-		18,157	416,976
Beiersdorf AG			9,950	1,169,706	-	-		9,950	1,169,706
BASF SE	13,952	383,261	-	-	-	-		13,952	383,261
Bayer AG	16,460	511,741	-	-	-	-		16,460	511,741
Daimler AG	3,835	324,307	-	-	-	-		3,835	324,307
Deutsche Bank AG	3,484	66,301	-	-	-	-		3,484	66,301
Deutsche Telekom AG	11,525	203,543	-	-	-	-		11,525	203,543
SAP SE	3,667	412,024	-	-	-	-		3,667	412,024
Siemens AG	7,470	517,447	5,925	826,378	-	-		13,395	1,343,825
Wirecard AG			10,700	1,195,816	-	-		10,700	1,195,816
Total Germany		2,835,600		4,115,184		-			6,950,784

Hong Kong (2.79%)
AIA Group Ltd	-	-	187,800	1,601,176	-	-		187,800	1,601,176
Total Hong Kong				1,601,176		-			1,601,176

Indonesia (3.02%)
Bank Rakyat Indonesia Persero	-	-	4,300,150	1,153,679	-	-		4,300,150	1,153,679
Telekomunikasi Indonesia Perse	-	-	18,010	580,282	-	-		18,010	580,282
Total Indonesia				1,733,961		-			1,733,961

Ireland (2.15%)
CRH PLC	-	-	34,295	1,233,591	-	-		34,295	1,233,591
Total Ireland				1,233,591		-			1,233,591

Italy (0.43%)
Eni SpA	7,482	248,328	-	-	-	-		7,482	248,328
Total Italy		248,328							248,328

Japan (15.73%)
CyberAgent Inc	-	-	27,900	1,089,747	-	-		27,900	1,089,747
Daikin Industries Ltd	-	-	8,800	1,041,704	-	-		8,800	1,041,704
ITOCHU Corp	-	-	81,600	1,523,344	-	-		81,600	1,523,344
Komatsu Ltd	-	-	40,000	1,448,025	-	-		40,000	1,448,025
Mitsubishi UFJ Financial Group	-	-	100,700	738,735	-	-		100,700	738,735
Murata Manufacturing Co Ltd	-	-	6,800	912,703	-	-		6,800	912,703
Start Today Co Ltd	-	-	37,050	1,126,465	-	-		37,050	1,126,465
Yaskawa Electric Corp	-	-	26,000	1,145,939	-	-		26,000	1,145,939
Total Japan				9,026,662		-			9,026,662

Luxembourg (2.24%)
ArcelorMittal	-	-	39,428	1,283,765	-	-		39,428	1,283,765
Total Luxembourg				1,283,765		-			1,283,765

Netherlands (3.81%)
ING Groep NV	20,000	369,200	70,600	1,299,201	-	-		90,600	1,668,401
Royal Dutch Shell PLC	7,751	517,069			-	-		7,751	517,069
Total Netherlands		886,269		1,299,201		-			2,185,470

Norway (2.10%)
Norsk Hydro ASA	-	-	157,800	1,202,887	-	-		157,800	1,202,887
Total Norway				1,202,887		-			1,202,887

Singapore (2.32%)
DBS Group Holdings Ltd	-	-	71,650	1,332,313	-	-		71,650	1,332,313
Total Singapore				1,332,313		-			1,332,313

Spain (1.24%)
Banco Bilbao Vizcaya Argentaria SA	15,838	134,623	-	-	-	-		15,838	134,623
Banco Santander SA	51,573	337,287	-	-	-	-		51,573	337,287
Telefonica SA	24,558	237,721	-	-	-	-		24,558	237,721
Total Spain		709,631							709,631

Switzerland (9.45%)
dormakaba Holding AG	-	-	1,255	1,168,715	-	-		1,255	1,168,715
Givaudan SA	-	-	525	1,213,238	-	-		525	1,213,238
Nestle SA	7,512	645,807	15,200	1,306,744	-	-		22,712	1,952,551
Novartis AG	7,157	600,902			-	-		7,157	600,902
Roche Holding AG	15,564	491,510			-	-		15,564	491,510
Total Switzerland		1,738,219		3,688,697		-			5,426,916

Taiwan (2.29%)
Taiwan Semiconductor Manufactu	-	-	33,200	1,316,380	-	-		33,200	1,316,380
Total Taiwan				1,316,380		-			1,316,380

Thailand (2.59%)
Bangkok Bank PCL	-	-	221,500	1,488,447	-	-		221,500	1,488,447
Total Thailand				1,488,447		-			1,488,447

Total Common Stock (Cost $40,361,979)		10,747,257		45,681,679		-			56,428,936

Total Investments (Cost $40,661,826) (a) (98.29%)		10,747,257		45,681,679					56,428,936
Other Net Assets (1.71%)		44,302		926,840		(45,000	)(a)		926,142
Net Assets (100.00%)		10,791,559		46,608,519		(45,000)			57,355,078

*	Non-income producing security.

*	All investments of the Europe Fund as December 31, 2017 would have complied with the investment guidelines and compliance restrictions of the International Select Equity Fund.

(a)	Reflects pro forma adjustment for reorganization expenses.

See accompanying notes to financial statements.

PRO FORMA COMBINED

STATEMENTS OF ASSETS AND LIABILITIES - December 31, 2017 (Unaudited)

	European Growth & Income Fund	Shelton International Select Equity Fund	Pro Forma Adjustments		Shelton International Select Equity Fund Pro Forma Combined
Assets
Investments in securities
Cost of investments	$7,885,976	$32,475,521	$-		$40,361,497
Market value of investments (Note 1)	10,747,257	45,681,679	-		56,428,936
Cash	9,223	953,811	-		963,034
Foreign Cash (Cost $-, $1,294)	-	685	-		685
Dividend receivable	10,904	38,062	-		48,966
Receivable for fund shares sold	-	1,903	-		1,903
Reclaim Receivable	49,790	226,578	-		276,368
Prepaid expenses	6,672	9,152	-		15,824
Total assets	$10,823,846	$46,911,870	$-		$57,735,716

Liabilities
Payables and other liabilities
Fund shares redeemed	$-	$249,186	$-		$249,186
Investment advisor	16,608	21,023	-		37,631
Distributions payable	7,816	-	-		7,816
12b-1 fees	819	2,503	-		3,322
Shareholder service fees	1,042	-	-		1,042
Administration fees	804	3,919	-		4,723
Printing fees	1,944	1,284	-		3,228
Custody fees	191	5,032	-		5,223
Fund accounting fees	1,171	2,500	-		3,671
Audit fees	-	16,000	-		16,000
CCO Fees	86	563	-		649
State Registration fees	628	-	-		628
Transfer agent fees	799	604	-		1,403
Trustee Fees	379	391	-		770
Expenses	-	346	45,000	(a)	45,346
Total liabilities	$32,287	$303,351	$45,000		$380,638

Net assets	$10,791,559	$46,608,519	$45,000		$57,355,078

Net assets consist of
Paid-in capital	$9,406,742	$93,095,839	$-		$102,502,581
Undistributed net investment income	(6,447)	(1,273)	(45,000	)(a)	(57,720)
Accumulated net realized gain (loss)	(1,470,209)	(59,698,081)	-		(61,168,290)
Unrealized appreciation (depreciation) of investments	2,861,473	13,212,034	-		16,073,507
	$10,791,559	$46,608,519	$(45,000)		$57,355,078

Net assets
Direct Shares	$6,892,603	$-	$(6,892,603)		$-
K Shares	3,898,956	-	(3,898,956)		-
Institutional Shares	-	42,823,887	6,853,627		49,677,514
Investor Shares	-	3,784,632	3,892,932		7,677,564
	10,791,559	46,608,519	$(45,000)		57,355,078
Shares outstanding
Direct Shares (no par value, unlimited shares authorized)	723,709		(723,709)
K Shares (no par value, unlimited shares authorized)	408,253		(408,253	)(b)
Institutional Shares (no par value, unlimited shares authorized)		2,006,822	(402,625	)(b)	2,327,906
Investor Shares (no par value, unlimited shares authorized)		177,722	(225,526	)(b)	360,449
Net asset value per share
Direct Shares	$9.52
K Shares	$9.55
Institutional Shares		$21.34			$21.34
Investor Shares		$21.30			$21.30

See accompanying notes to financial statements.

(a)	Reflects pro forma adjustment for reorganization expenses paid by the Fund.

(b)	Reflects adjustment of shares as a result of the reorganization.

PRO FORMA COMBINED

STATEMENTS OF OPERATIONS - For the year ended December 31, 2017 (Unaudited)

	European Growth & Income Fund	Shelton International Select Equity Fund	Pro Forma Adjustments		Shelton International Select Equity Fund Pro Forma Combined
Investment income
Interest income	$1,858	$-	$-		$1,858
Dividend income (net of foreign tax withheld: $20,585 and $200,376 respectively)	345,691	922,222	-		1,267,913
Total	$347,549	$922,222	$-		$1,269,771

Expenses
Management fees	$90,939	$328,252	$(10,998	)(a)	$408,192
Administration fees	9,364	61,713	(16,497	)(a)	54,580
Transfer agent fees	14,223	34,701	(30,478	)(a)	18,446
Accounting services	9,436	29,328	12,456	(b)	51,220
Custodian fees	3,292	15,619	14,083	(b)	32,994
Legal and audit fees	5,135	79,417	(38,519	)(a)	46,033
CCO fees	962	8,233	(1,351	)(a)	7,844
Trustees fees	5,372	6,529	(6,901	)(a)	5,000
Insurance	429	3,785	(532	)(a)	3,682
Printing	9,249	25,474	(18,593	)(a)	16,130
Registration and dues	7,149	44,842	(37,346	)(a)	14,645
12b-1 fees Investor Class	-	10,868	10,204	(c)	21,072
12b-1 fees Class K	10,204	-	(10,204	)(c)	-
Shareholder service fees Class K	10,204	-	(10,204	)(c)	-
Other expenses	-	53,670			53,670
Merger Expense	-	-	45,000	(b)	45,000
Total expenses	175,958	702,431	(99,880)		778,509
Less reimbursement from manager	(47,989)	(217,805)	98,982	(d)	(166,812)
Net expenses	127,969	484,626	(898)		611,697
Net investment income	$219,580	$437,596	898		$658,074

Realized and unrealized gain (loss) on investments
Net realized gain (loss) from security transactions	$(10,002)	$5,649,397	$-		$5,639,395
Change in unrealized appreciation (depreciation) of investments	4,317,190	6,162,645	-		10,479,835
Net realized and unrealized gain (loss) on investments	4,307,188	11,812,042	-		16,119,230
Net increase (decrease) in net assets resulting from operations	$4,526,768	$12,249,638	$898		$16,777,304

(a)	Reflects the anticipated savings as a result of the Reorganization.
(b)	Reflects an anticipated expense increase as a result of the Reorganization.
(c)	The adjustments to 12b-1 and shareholder service reflect the plans in effect for the surviving fund.
(d)	The adjustment is based on the current expense limitation agreement for the surviving fund.

See accompanying notes to financial statements.

Notes to Financial Statements

Note 1 – Basis of Combination

At a meeting of the Board of Trustees (the “Board”) of Shelton Funds (the “Trust”) held on February 8, 2018, the Board—including the trustees who are not“interested persons” (the “Independent Trustees”)approved, upon the recommendation of its investment adviser, Shelton Capital Management (“Shelton”), a plan to reorganize the European Growth and Income Fund into an existing series, the Shelton International Select Equity Fund (the “International Select Equity Fund”), of SCM Trust, which also is advised by Shelton Capital Management. Additionally, The Trustees of SCM Trust are the same individuals who are the Trustees of Shelton Funds. The Reorganization of the European Growth and Income Fund into the International Select Equity Fund is referred to herein as the “Reorganization.”

The Reorganization will be accounted for as a tax-free exchange. The unaudited pro forma statement of investments and assets and liabilities reflect the financial position of the Acquiring Fund and the Fund on December 31, 2017. The unaudited pro forma statement of operations reflects the results of operations of the Acquiring Fund and the Fund for the twelve months ended December 31, 2017. These statements have been derived from the Fund’s and the Acquiring Fund’s respective books and records utilized in calculating daily net asset value at the dates indicated above under accounting principles general accepted in the United States (“GAAP”). The historical cost of the investment securities will be carried forward to the surviving entity and results of operations of the Acquiring Fund for prior periods will not be restated. No significant accounting policies, including investment valuation policies, will change as a result of the Exchange.

Note 2 - Significant Accounting Policies

(a) Adjustments – Adjustments made to the pro forma financial statements are based on accounting assumptions and reflect expected changes in actual operating expenses of the funds. The actual expenses paid may be higher or lower for individual contracts, but in total, the expenses are expected to be lower for the Acquiring Fund as reflected in the adjustments. However, because of the expense limitation that is in effect, the differences to the operating expenses are not expected to be material to the assets, liabilities or net asset value of the fund shares.

(b) Security Valuation – Equity securities listed on a national or international exchange are valued at the last reported sales price. Futures contracts are valued at the settle price, depending on the exchange the contract trades on, typically as of 4:15 p.m., Eastern Time. Securities for which market quotes are not readily available from the Trust’s third-party pricing service are valued at fair value, determined in good faith and in accordance with procedures adopted by the Board of Trustees. The Board has delegated to its Pricing Committee the responsibility for determining the fair value, subject to the Board oversight and the review of the pricing decisions at its quarterly meetings.

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

All of the investments in each fund are considered Level 1 at December 31, 2017.

All portfolio investments of the European Growth & Income Fund as of December 31, 2017 were eligible investments to be held by the International Select Equity Fund. No realignment of portfolio investments is anticipated to take place before or after the reorganization.

(d) Share Valuation - The net asset value (NAV) per share of the Fund is calculated as of the close of trading on the Exchange every day the Exchange is open. The NAV is calculated by deducting from the Fund’s assets, the Fund’s liabilities, and then dividing the resulting net assets by the total number of shares outstanding, rounded to the nearest cent. The purchase price and redemption price per share is equal to the next determined NAV per share.

(e) Federal Income Tax – The Acquiring Trust treats the Fund as a separate entity for Federal income tax purposes. The Fund intends to continue to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). By qualifying under the Code, the Fund will not be subject to Federal income taxes to the extent that it distributes substantially all of its taxable or tax-exempt income, if any, for its tax year ending December 31. In addition, by distributing in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, the Fund will not be subject to a Federal excise tax. Therefore, no provision is made by the Fund for Federal income or excise taxes. Withholding taxes on foreign dividends are paid or provided for in according to the applicable country’s tax rules and rates.

The Reorganization of the Acquired Fund to the Acquiring Fund is not expected to have any federal income tax consequences for the Acquired Fund or its shareholders. If the European Growth & Income Fund has capital losses that it has carried forward from previous fiscal years at the date of Reorganization, the losses will be carried forward to the International Select Equity Fund to offset future gains. However, the use of these losses may be limited by an annual amount as prescribed in applicable tax regulations.

(f) Use of Estimates in Pro Forma Financial Statements – In preparing the pro forma financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the to make estimates and assumptions that affect the amounts reported at the date of the pro forma financials, as well as the reported amounts of income and expenses. Management believes the estimates and security valuations provided in the pro forma financial statements are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in these pro forma may differ from the value the Fund ultimately realizes upon sale of the securities.

Note 3 – Investment Management Fee and Other Expenses

Shelton Capital Management, a California limited partnership, provides each Fund with management and administrative services pursuant to investment management and administration servicing agreements.

All costs associated with the reorganization will be allocated between the Funds based on relative net assets.

If the European Growth & Income Fund has remaining cumulative unreimbursed amounts waived at the date of the reorganization, the Advisor may only recapture any remaining unreimbursed amount, subject to approval by the Board of Trustees, up to the date or the reorganization. Any remaining amount will not transfer to the International Select Equity Fund.

PART C

OTHER INFORMATION

Item 15. Indemnification

No change from the information set forth in Item 30 of Post-Effective Amendment No. 12 to the Registration Statement on Form N-1A of SCM Trust, as filed on August 5, 2016, which information is incorporated herein by reference.

Item 16. Exhibits

(1) Amended and Restated Agreement and Declaration of Trust dated September 21, 2011, incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A of SCM Trust, as filed on September 22, 2011.

(2) Amended and Restated By-Laws dated June 12, 2011, incorporated by reference to the initial Registration Statement on Form N-1A of SCM Trust, as filed on August 4, 2011.

(3) Inapplicable.

(4) Form of Agreement and Plan of Reorganization dated _______, 2018, filed herewith, and included as Appendix A to amended Form N-14 as filed on this date.

(5) Instruments defining rights of security holders. Reference is made to Article V of the Amended and Restated Declaration of Trust dated September 21, 2011, which is incorporated by reference to Exhibits (1) hereto, and to Article III of the Amended and Restated By-Laws dated June 12, 2011, which are incorporated by reference as Exhibit (2) hereto.

(6) Investment Advisory Agreement between SCM Trust and CCM Partners, LP d/b/a Shelton Capital Management, dated October 11, 2016, incorporated by reference to SCM Trust N-14 filed on March 13, 2018.

(7) Amended and Restated Distribution Agreement between SCM Trust and RFS Partners, LP, dated February 8, 2018, incorporated by reference to SCM Trust N-14 filed on March 13, 2018.

(8) Inapplicable.

(9) (a) Custody Agreement between SCM Trust, formerly known as Shelton Greater China Fund, and U.S. Bank, dated May 17, 2013, incorporated by reference to Post-Effective Amendment No. 3 to the Registration Statement on Form N-1A of SCM Trust, as filed on April 29, 2014.

(9) (b) First Amendment to Custody Agreement dated August 19, 2016, incorporated by reference to SCM Trust N-14 filed on March 13, 2018.

(9) (c) Second Amendment to Custody Agreement dated December 12, 2017, incorporated by reference to SCM Trust N-14 filed on March 13, 2018.

(10) (a) Share Marketing Plan, incorporated by reference to SCM Trust Form N-14 filed on July 27, 2016.

(10)(b) Multiple Class Plan (Rule 18f-3 Plan), incorporated by reference to SCM Trust Form N-14 filed on July 27, 2016.

(11) Form of Opinion of Counsel, incorporated by reference to SCM Trust N-14/A filed on March 26, 2018.

(12) Form of Tax Opinion of Counsel, incorporated by reference to SCM Trust N-14/A filed on March 26, 2018.

(13) (a) Form of Administration Agreement, incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A of SCM Trust, as filed on September 22, 2011.

(13) (b) Fund Services Agreement between SCM Trust and Gemini Fund Services, LLC, as amended March 21, 2017, incorporated by reference to SCM Trust N-14 filed on March 13, 2018.

(14) (a) Accountant’s Consent, incorporated by reference to SCM Trust N-14 filed on May 29, 2018.

(14) (b) Accountant’s Consent, filed herewith.

(15) Inapplicable

(16) Powers of Attorney, incorporated by reference to SCM Trust N-14 filed on March 13, 2018.

(17) Inapplicable

Item 17. Undertakings

(1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

As required by the Securities Act of 1933, this registration statement has been signed on behalf of the registrant, in the City of Denver, and the State of Colorado, on the 11th day of June, 2018.

SCM Trust
(Registrant)

SCM Trust

By /s/ Stephen C. Rogers
Stephen C. Rogers, President

As required by the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the dates indicated.

/s/ Stephen C. Rogers	Chairman of the Board, Trustee and Principal Executive Officer	June, 11 2018
Stephen C. Rogers

/s/ Kevin T. Kogler*	Trustee	June 11 2018
Kevin T. Kogler

/s/ Marco Quazzo*	Trustee	June 11, 2018
Marco Quazzo

/s/ Stephen H. Sutro*	Trustee	June 11,, 2018
Stephen H. Sutro

/s/ William P. Mock	Principal Financial and Accounting Officer	June 11, 2018
William P. Mock

*	Signed by Stephen C. Rogers pursuant to Powers of Attorney dated February 8, 2018, incorporated by reference to SCM Trust N-14 filed on March 13, 2018.

Index of Exhibits

(14) (b) Accountant’s Consent